UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 95.94%

COMMON STOCKS 3.60%

Auto Parts & Equipment 0.10%

BorgWarner, Inc.	17	$873,326

Banking 0.22%

Fifth Third Bancorp	100	2,002,000

Chemicals 0.20%

Monsanto Co.	16	1,811,411

Diversified Capital Goods 0.11%

Emerson Electric Co.	10	625,800
Mueller Water Products, Inc. Class A	45	372,600
Total		998,400

Energy: Exploration & Production 0.58%

Diamondback Energy, Inc.*	17	1,271,260
EOG Resources, Inc.	15	1,485,300
Kodiak Oil & Gas Corp.*	45	614,721
Parsley Energy, Inc. Class A*	35	735,885
Whiting Petroleum Corp.*	15	1,163,250
Total		5,270,416

Food: Wholesale 0.13%

Boulder Brands, Inc.*	39	537,022
WhiteWave Foods Co. (The)*	17	617,610
Total		1,154,632

Health Facilities 0.10%

Community Health Systems, Inc.*	16	893,077

Health Services 0.16%

Team Health Holdings, Inc.*	25	1,449,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Shares (000)		Fair Value
Life Insurance 0.09%

MetLife, Inc.		15	$805,800

Machinery 0.07%

Generac Holdings, Inc.*		15	608,100

Media: Diversified 0.09%

Twenty-First Century Fox, Inc. Class A		25	857,250

Metals/Mining (Excluding Steel) 0.02%

Mirabela Nickel Ltd.*(a)	AUD	2,560	147,952

Multi-Line Insurance 0.06%

Hartford Financial Services Group, Inc. (The)		15	547,575

Non-Electric Utilities 0.08%

American Water Works Co., Inc.		15	723,450

Pharmaceuticals 0.66%

BioMarin Pharmaceutical, Inc.*		10	719,291
Bristol-Myers Squibb Co.		35	1,811,772
Merrimack Pharmaceuticals, Inc.*		32	280,960
Pharmacyclics, Inc.*		8	880,725
Puma Biotechnology, Inc.*		4	858,852
Teva Pharmaceutical Industries Ltd. ADR		23	1,236,250
Valeant Pharmaceuticals International, Inc.*		1	170,560
Total			5,958,410

Software/Services 0.78%

Alibaba Group Holding Ltd. ADR*		3	266,550
FireEye, Inc.*		30	916,800
FleetCor Technologies, Inc.*		6	909,568
Fortinet, Inc.*		55	1,389,575
Red Hat, Inc.*		16	915,245
Splunk, Inc.*		16	885,760
VeriFone Systems, Inc.*		25	859,500
Yelp, Inc.*		13	887,250
Total			7,030,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Shares (000)	Fair Value
Specialty Retail 0.10%

Home Depot, Inc. (The)	10	$917,400

Support: Services 0.05%

LifeLock, Inc.*	35	500,150
Total Common Stocks (cost $29,755,679)		32,549,347

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 11.01%

Airlines 0.38%

United Airlines, Inc.	4.50%	1/15/2015		$1,400	3,471,125

Apparel/Textiles 0.21%

Iconix Brand Group, Inc.	1.50%	3/15/2018		1,500	1,916,250

Auto Loans 0.22%

Volkswagen International Finance NV†(a)	5.50%	11/9/2015	EUR	1,500	1,958,234

Auto Parts & Equipment 0.11%

Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$950	979,688

Automakers 0.27%

Ford Motor Co.	4.25%	11/15/2016		650	1,117,188
Tesla Motors, Inc.	1.25%	3/1/2021		1,350	1,289,250
Total					2,406,438

Computer Hardware 0.61%

Micron Technology, Inc.	3.00%	11/15/2043		2,500	3,300,000
NVIDIA Corp.†	1.00%	12/1/2018		525	577,828
SanDisk Corp.†	0.50%	10/15/2020		1,350	1,622,531
Total					5,500,359

Consumer Products 0.13%

Jarden Corp.†	1.125%	3/15/2034		1,200	1,202,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.77%

Intel Corp.	3.25%	8/1/2039	$2,200	$3,693,261
Novellus Systems, Inc.	2.625%	5/15/2041	750	1,638,281
SunEdison, Inc.†	0.25%	1/15/2020	1,650	1,621,125
Total				6,952,667

Energy: Exploration & Production 0.44%

Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	3,225	2,648,531
PDC Energy, Inc.†	3.25%	5/15/2016	1,000	1,331,250
Total				3,979,781

Health Services 1.11%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	2,750	3,549,219
Cepheid, Inc.†	1.25%	2/1/2021	1,850	1,828,031
Illumina, Inc.	0.25%	3/15/2016	1,000	1,988,755
Illumina, Inc.†	0.50%	6/15/2021	375	401,719
Incyte Corp. Ltd.†	1.25%	11/15/2020	375	457,266
Omnicare, Inc.	3.50%	2/15/2044	1,593	1,756,282
Total				9,981,272

Hotels 0.44%

Host Hotels & Resorts LP†	2.50%	10/15/2029	2,400	3,961,500

Integrated Energy 0.31%

SolarCity Corp.†	1.625%	11/1/2019	875	847,109
SunPower Corp.	0.75%	6/1/2018	975	1,446,047
SunPower Corp.†	0.875%	6/1/2021	500	538,125
Total				2,831,281

Investments & Miscellaneous Financial Services 0.21%

Ares Capital Corp.	4.875%	3/15/2017	1,000	1,047,500
Janus Capital Group, Inc.	0.75%	7/15/2018	600	849,000
Total				1,896,500

Machinery 0.37%

Altra Industrial Motion Corp.	2.75%	3/1/2031	1,125	1,376,719
Chart Industries, Inc.	2.00%	8/1/2018	1,700	1,977,312
Total				3,354,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.18%

WellPoint, Inc.	2.75%	10/15/2042	$1,000	$1,651,875

Media: Diversified 0.26%

Liberty Interactive LLC	0.75%	3/30/2043	1,750	2,326,406

Medical Products 0.14%

Fluidigm Corp.	2.75%	2/1/2034	1,450	1,295,031

Metals/Mining (Excluding Steel) 0.18%

RTI International Metals, Inc.	1.625%	10/15/2019	350	336,438
Stillwater Mining Co.	1.75%	10/15/2032	1,000	1,280,625
Total				1,617,063

Monoline Insurance 0.12%

MGIC Investment Corp.	2.00%	4/1/2020	800	1,064,000

Pharmaceuticals 1.78%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	1,467,500
Cubist Pharmaceuticals, Inc.	1.875%	9/1/2020	1,950	2,174,250
Depomed, Inc.	2.50%	9/1/2021	600	634,875
Gilead Sciences, Inc.	1.625%	5/1/2016	550	2,569,190
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	500	1,211,250
Medivation, Inc.	2.625%	4/1/2017	1,200	2,346,000
Merrimack Pharmaceuticals, Inc.	4.50%	7/15/2020	300	467,813
Mylan, Inc.	3.75%	9/15/2015	650	2,223,812
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	250	1,069,219
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	800	1,939,000
Total				16,102,909

Railroads 0.27%

Trinity Industries, Inc.	3.875%	6/1/2036	1,250	2,432,813

Software/Services 1.80%

Citrix Systems, Inc.†	0.50%	4/15/2019	550	600,875
HomeAway, Inc.†	0.125%	4/1/2019	400	391,500
NetSuite, Inc.	0.25%	6/1/2018	1,250	1,307,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Proofpoint, Inc.†	1.25%	12/15/2018	$1,800	$2,127,375
salesforce.com, Inc.	0.25%	4/1/2018	4,000	4,480,000
ServiceNow, Inc.†	Zero Coupon	11/1/2018	1,000	1,056,875
Twitter, Inc.†	1.00%	9/15/2021	1,675	1,646,735
Verint Systems, Inc.	1.50%	6/1/2021	625	680,859
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	1,075	1,277,234
Workday, Inc.	0.75%	7/15/2018	1,000	1,199,375
Xilinx, Inc.	2.625%	6/15/2017	1,000	1,485,625
Total				16,253,484

Specialty Retail 0.16%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	1,550	1,471,531

Support: Services 0.21%

Priceline Group, Inc. (The)	1.00%	3/15/2018	1,400	1,890,875

Telecommunications Equipment 0.33%

Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	1,900	1,881,000
Palo Alto Networks, Inc.†	Zero Coupon	7/1/2019	1,000	1,115,000
Total				2,996,000
Total Convertible Bonds (cost $87,191,296)				99,493,363

	Dividend Rate	Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.01%

Aerospace/Defense 0.36%

United Technologies Corp.	7.50%	55	3,238,950

Banking 0.33%

Wells Fargo & Co.	7.50%	3	3,006,275

Electric: Integrated 0.61%

Dominion Resources, Inc.	6.00%	35	1,968,750
Exelon Corp.	6.50%	22	1,107,440
NextEra Energy, Inc.	5.889%	40	2,396,400
Total			5,472,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Dividend Rate	Shares (000)	Fair Value
Investments & Miscellaneous Financial Services 0.58%

AMG Capital Trust II	5.15%	85	$5,249,562

Life Insurance 0.15%

MetLife, Inc.	5.00%	45	1,385,550

Metals/Mining (Excluding Steel) 0.10%

Alcoa, Inc.	5.375%	18	918,160

Railroads 0.21%

Genesee & Wyoming, Inc.	5.00%	15	1,864,650

Real Estate Investment Trusts 0.39%

Alexandria Real Estate Equities, Inc.	7.00%	36	968,582
Health Care REIT, Inc.	6.50%	45	2,573,100
Total			3,541,682

Steel Producers/Products 0.02%

ArcelorMittal (Luxembourg)(b)	6.00%	10	211,300

Telecommunications: Integrated/Services 0.02%

Intelsat SA (Luxembourg)(b)	5.75%	4	166,180

Telecommunications: Wireless 0.24%

American Tower Corp.	5.25%	5	553,350
Crown Castle International Corp.	4.50%	15	1,577,700
Total			2,131,050
Total Convertible Preferred Stocks (cost $25,459,599)			27,185,949

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 2.56%

Energy: Exploration & Production 0.21%

Templar Energy LLC 2nd Lien Term Loan	8.50%	11/25/2020	$1,925	1,869,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.26%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	$743	$740,207
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	1,575	1,600,105
Total				2,340,312

Food: Wholesale 0.24%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	2,139	2,195,405

Health Facilities 0.22%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	1,958	1,949,684

Machinery 0.16%

Generac Power Systems, Inc. Term Loan B	3.25%	5/31/2020	1,466	1,442,192

Media: Cable 0.27%

Charter Communications Operating LLC Term Loan G	4.25%	9/12/2021	1,000	998,805
Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(b)	3.50%	6/7/2020	1,500	1,463,010
Total				2,461,815

Media: Services 0.10%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/31/2022	950	948,219

Oil Field Equipment & Services 0.27%

Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	2,400	2,412,600

Restaurants 0.03%

Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	275	275,000

Software/Services 0.28%

Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	1,000	1,001,250
SRA International, Inc. Term Loan	6.50%	7/20/2018	1,570	1,572,208
Total				2,573,458

Specialty Retail 0.09%

BJ’s Wholesale Club, Inc. 2nd Lien 2013 (November) Loan	8.50%	3/26/2020	825	832,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.43%

Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan	7.50%	7/25/2022		$1,200	$1,186,074
Allied Security Holdings LLC 2nd Lien Closing Date Term Loan	8.00%	8/13/2021		825	817,162
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021		825	836,344
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		1,000	1,005,000
Total					3,844,580
Total Floating Rate Loans (cost $23,050,239)					23,145,400

FOREIGN BONDS(a) 0.19%

United Kingdom

Iron Mountain Europe plc†	6.125%	9/15/2022	GBP	625	1,021,730
Premier Foods Finance plc†	6.50%	3/15/2021	GBP	275	396,108
R&R Ice Cream plc†	5.50%	5/15/2020	GBP	200	313,394
Total Foreign Bonds (cost $1,765,408)					1,731,232

FOREIGN GOVERNMENT OBLIGATION 0.15%

Bermuda

Government of Bermuda† (cost $1,355,966)	4.138%	1/3/2023		$1,350	1,336,500

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.64%

Federal National Mortgage Assoc.	3.50%	7/1/2043		9,312	9,533,632
Federal National Mortgage Assoc.	4.00%	4/1/2044		4,963	5,243,450
Total Government Sponsored Enterprises Pass-Throughs (cost $14,663,422)					14,777,082

HIGH YIELD CORPORATE BONDS 72.61%

Aerospace/Defense 1.41%

B/E Aerospace, Inc.	5.25%	4/1/2022		2,625	2,841,563
CPI International, Inc.	8.75%	2/15/2018		1,950	2,028,000
GenCorp, Inc.	7.125%	3/15/2021		2,000	2,165,000
Spirit AeroSystems, Inc.	6.75%	12/15/2020		2,250	2,385,000
TransDigm, Inc.†	6.00%	7/15/2022		775	766,281
TransDigm, Inc.†	6.50%	7/15/2024		1,200	1,197,000
Triumph Group, Inc.	4.875%	4/1/2021		1,425	1,403,625
Total					12,786,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Airlines 0.18%

United Airlines, Inc.	6.636%	7/2/2022		$623	$673,219
United Continental Holdings, Inc.	6.00%	7/15/2028		1,000	925,000
Total					1,598,219

Auto Loans 0.11%

General Motors Financial Co., Inc.	4.375%	9/25/2021		975	998,156

Auto Parts & Equipment 1.38%

Accuride Corp.	9.50%	8/1/2018		1,000	1,043,750
Dana Holding Corp.	5.375%	9/15/2021		4,000	4,090,000
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		800	756,000
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		1,000	1,062,500
Lear Corp.	5.375%	3/15/2024		1,200	1,212,000
LKQ Corp.	4.75%	5/15/2023		1,400	1,358,000
Meritor, Inc.	6.25%	2/15/2024		1,250	1,268,750
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%	10/15/2021		875	883,750
Tenneco, Inc.	6.875%	12/15/2020		725	768,500
Total					12,443,250

Automakers 0.52%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		1,500	1,642,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		1,750	1,817,812
Oshkosh Corp.	5.375%	3/1/2022		1,250	1,262,500
Total					4,722,812

Banking 1.66%

Bank of America Corp.	4.20%	8/26/2024		800	794,037
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		775	897,666
JPMorgan Chase & Co.	3.875%	9/10/2024		1,900	1,864,932
JPMorgan Chase & Co.	6.75%	—	(e)	1,000	1,055,500
LBG Capital No.1 plc (United Kingdom)†(b)(f)	8.00%	—	(e)	400	433,480
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(e)	634	654,605
M&T Bank Corp.	6.45%	—	(e)	850	903,125
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	814,406
Popular, Inc.	7.00%	7/1/2019		1,375	1,388,750
Regions Bank	6.45%	6/26/2037		1,250	1,473,179
Regions Bank	7.50%	5/15/2018		800	934,207
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		500	530,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Royal Bank of Scotland Group plc (United Kingdom)(b)	7.64%	—	(e)	$1,000	$1,062,500
SVB Financial Group	5.375%	9/15/2020		600	672,913
Synovus Financial Corp.	7.875%	2/15/2019		700	787,500
Wachovia Capital Trust III	5.57%	—	(e)	750	730,312
Washington Mutual Bank(c)	6.875%	6/15/2011		1,250	125
Total					14,997,311

Beverages 0.22%

Constellation Brands, Inc.	4.25%	5/1/2023		2,000	1,957,500

Brokerage 0.39%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	438,591
Raymond James Financial, Inc.	8.60%	8/15/2019		2,475	3,090,948
Total					3,529,539

Building & Construction 0.46%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021		900	861,750
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020		800	834,000
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		1,025	896,875
K. Hovnanian Enterprises, Inc.†	7.00%	1/15/2019		100	98,312
Ryland Group, Inc. (The)	5.375%	10/1/2022		1,500	1,470,000
Total					4,160,937

Building Materials 0.80%

Hillman Group, Inc. (The)†	6.375%	7/15/2022		725	705,062
Interline Brands, Inc. PIK	10.00%	11/15/2018		650	680,875
Masco Corp.	7.125%	3/15/2020		1,250	1,443,750
Owens Corning, Inc.	4.20%	12/15/2022		875	892,019
Owens Corning, Inc.	9.00%	6/15/2019		875	1,069,733
Ply Gem Industries, Inc.†	6.50%	2/1/2022		625	596,094
WESCO Distribution, Inc.	5.375%	12/15/2021		1,810	1,805,475
Total					7,193,008

Chemicals 1.57%

Ashland, Inc.	4.75%	8/15/2022		750	735,000
Axiall Corp.	4.875%	5/15/2023		1,000	963,750
Braskem Finance Ltd.	6.45%	2/3/2024		1,290	1,344,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Chemtura Corp.	5.75%	7/15/2021	$1,500	$1,492,500
Eagle Spinco, Inc.	4.625%	2/15/2021	2,300	2,216,625
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	500	535,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	1,000	1,021,250
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	875	963,205
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,309,936
Polymer Group, Inc.†	6.875%	6/1/2019	775	774,031
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,725	1,787,532
TPC Group, Inc.†	8.75%	12/15/2020	1,000	1,067,500
Total				14,211,154

Computer Hardware 0.50%

CommScope, Inc.†	5.50%	6/15/2024	1,500	1,481,250
NCR Corp.	6.375%	12/15/2023	1,500	1,578,750
Seagate HDD Cayman	4.75%	6/1/2023	1,400	1,417,500
Total				4,477,500

Consumer Products 1.08%

Avon Products, Inc.	4.60%	3/15/2020	1,250	1,278,286
Elizabeth Arden, Inc.	7.375%	3/15/2021	3,000	2,677,500
Prestige Brands, Inc.†	5.375%	12/15/2021	1,040	982,800
S.C. Johnson & Son, Inc.†	3.35%	9/30/2024	775	774,287
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	1,475	1,567,188
Spectrum Brands, Inc.	6.375%	11/15/2020	2,375	2,487,812
Total				9,767,873

Consumer/Commercial/Lease Financing 3.57%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(b)	5.00%	10/1/2021	700	698,250
Air Lease Corp.	3.875%	4/1/2021	1,000	1,015,000
Air Lease Corp.	4.75%	3/1/2020	3,250	3,461,250
CIT Group, Inc.	5.00%	8/15/2022	5,500	5,534,375
Discover Bank	7.00%	4/15/2020	950	1,125,225
Discover Financial Services	3.85%	11/21/2022	3,150	3,171,184
International Lease Finance Corp.	6.25%	5/15/2019	2,900	3,114,600
International Lease Finance Corp.	8.25%	12/15/2020	2,460	2,912,025
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	1,650	1,641,750
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	2,550	2,441,625
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	1,200	1,143,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,500	1,522,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Navient LLC	4.875%	6/17/2019	$550	$551,375
Navient LLC	5.50%	1/15/2019	975	996,937
Navient LLC	8.45%	6/15/2018	1,500	1,691,250
Ocwen Financial Corp.†	6.625%	5/15/2019	1,250	1,209,375
Total				32,229,721

Department Stores 0.17%

Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	750	675,000
JC Penney Corp., Inc.	5.65%	6/1/2020	1,025	866,125
Total				1,541,125

Diversified Capital Goods 1.61%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020	2,000	2,085,000
Actuant Corp.	5.625%	6/15/2022	875	914,375
Alfa SAB de CV (Mexico)†(b)	5.25%	3/25/2024	850	908,650
Artesyn Escrow, Inc.†	9.75%	10/15/2020	1,550	1,553,875
Belden, Inc.†	5.50%	9/1/2022	1,500	1,526,250
Constellation Enterprises LLC†	10.625%	2/1/2016	925	841,750
Mueller Water Products, Inc.	7.375%	6/1/2017	413	421,776
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	860,000
SPX Corp.	6.875%	9/1/2017	1,300	1,423,500
Timken Co. (The)†	3.875%	9/1/2024	700	690,453
Trinity Industries, Inc.	4.55%	10/1/2024	1,500	1,505,621
Unifrax I LLC/Unifrax Holding Co. †	7.50%	2/15/2019	1,450	1,471,750
Valmont Industries, Inc.	6.625%	4/20/2020	334	393,956
Total				14,596,956

Electric: Distribution/Transportation 0.03%

ITC Holdings Corp.	3.65%	6/15/2024	250	249,729

Electric: Generation 0.69%

Calpine Corp.	5.375%	1/15/2023	1,100	1,065,625
DPL, Inc.	7.25%	10/15/2021	1,450	1,504,375
Illinois Power Generating Co.	7.00%	4/15/2018	925	888,000
NRG Energy, Inc.†	6.25%	7/15/2022	1,000	1,030,625
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,600	1,728,000
Total				6,216,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.42%

AES El Salvador Trust II (Panama)†(b)	6.75%	3/28/2023	$775	$751,425
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,170,591
FirstEnergy Transmission LLC†	4.35%	1/15/2025	1,000	1,019,597
National Fuel Gas Co.	6.50%	4/15/2018	750	858,844
Total				3,800,457

Electronics 1.02%

Entegris, Inc.†	6.00%	4/1/2022	1,200	1,224,000
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	1,725	1,755,188
Freescale Semiconductor, Inc.	10.75%	8/1/2020	2,550	2,836,875
Micron Technology, Inc.†	5.50%	2/1/2025	1,000	982,500
Micron Technology, Inc.†	5.875%	2/15/2022	1,250	1,296,875
Motorola Solutions, Inc.	3.50%	9/1/2021	1,100	1,086,132
Total				9,181,570

Energy: Exploration & Production 7.90%

Antero Resources Finance Corp.	5.375%	11/1/2021	1,750	1,747,812
Athlon Holdings LP/Athlon Finance Corp.†	6.00%	5/1/2022	1,600	1,720,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	2,200	2,178,000
Berry Petroleum Co. LLC	6.75%	11/1/2020	2,450	2,486,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	800	814,000
California Resources Corp.†(g)	5.50%	9/15/2021	1,925	1,956,281
Chaparral Energy, Inc.	7.625%	11/15/2022	800	824,000
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,198,125
Concho Resources, Inc.	5.50%	4/1/2023	3,800	3,971,000
Concho Resources, Inc.	7.00%	1/15/2021	1,000	1,072,500
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	3,000	3,135,000
Diamondback Energy, Inc.†	7.625%	10/1/2021	2,200	2,381,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,000,000
EOG Resources, Inc.(h)	4.40%	6/1/2020	1,000	1,091,347
Halcon Resources Corp.	9.75%	7/15/2020	2,000	2,045,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	925	891,469
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	2,017,150
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	1,500	1,522,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,850	1,993,375
Kosmos Energy Ltd.†	7.875%	8/1/2021	775	786,625
Laredo Petroleum, Inc.	5.625%	1/15/2022	550	541,750
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	1,200	1,182,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	1,700	1,776,500
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	750	760,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	$1,900	$1,957,000
Newfield Exploration Co.	5.625%	7/1/2024	2,750	2,956,250
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	1,047,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,650	1,730,438
PDC Energy, Inc.	7.75%	10/15/2022	1,350	1,451,250
Plains Exploration & Production Co.	6.75%	2/1/2022	390	432,900
QEP Resources, Inc.	6.80%	3/1/2020	400	425,000
QEP Resources, Inc.	6.875%	3/1/2021	375	408,750
Range Resources Corp.	5.00%	3/15/2023	1,300	1,345,500
Rice Energy, Inc.†	6.25%	5/1/2022	1,500	1,470,000
Sanchez Energy Corp.†	6.125%	1/15/2023	700	694,960
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	1,225	1,329,125
SM Energy Co.	6.50%	11/15/2021	1,299	1,380,188
SM Energy Co.	6.50%	1/1/2023	620	647,900
SM Energy Co.	6.625%	2/15/2019	2,143	2,234,077
Stone Energy Corp.	7.50%	11/15/2022	3,800	3,934,140
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	900	883,125
Ultra Petroleum Corp.†	5.75%	12/15/2018	500	505,000
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,534,000
WPX Energy, Inc.	6.00%	1/15/2022	1,825	1,890,700
Total				71,350,800

Environmental 0.33%

Clean Harbors, Inc.	5.25%	8/1/2020	1,200	1,206,000
Covanta Holding Corp.	5.875%	3/1/2024	1,750	1,758,750
Total				2,964,750

Food & Drug Retailers 1.07%

Ingles Markets, Inc.	5.75%	6/15/2023	1,000	1,007,500
New Albertson’s, Inc.	7.45%	8/1/2029	500	457,500
New Albertson’s, Inc.	7.75%	6/15/2026	1,500	1,425,000
Rite Aid Corp.†	6.875%	12/15/2028	600	603,000
Rite Aid Corp.	7.70%	2/15/2027	3,250	3,493,750
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	1,350	1,414,125
Tops Holding II Corp.	8.75%	6/15/2018	1,275	1,281,375
Total				9,682,250

Food: Wholesale 2.03%

B&G Foods, Inc.	4.625%	6/1/2021	2,675	2,554,625
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	400	416,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Diamond Foods, Inc.†	7.00%	3/15/2019	$1,500	$1,503,750
H.J. Heinz Co.	4.25%	10/15/2020	1,200	1,195,500
Ingredion, Inc.	4.625%	11/1/2020	525	563,123
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	1,300	1,251,250
Land O’Lakes, Inc.†	6.00%	11/15/2022	1,075	1,154,227
Post Holdings, Inc.	7.375%	2/15/2022	1,125	1,116,563
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,000	1,092,500
US Foods, Inc.	8.50%	6/30/2019	2,400	2,547,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,290,681
WhiteWave Foods Co. (The)	5.375%	10/1/2022	3,650	3,695,625
Total				18,380,844

Forestry/Paper 0.43%

Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	1,700	1,655,375
Louisiana-Pacific Corp.	7.50%	6/1/2020	650	695,500
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	700	738,500
Rock-Tenn Co.	4.90%	3/1/2022	775	832,034
Total				3,921,409

Gaming 1.28%

CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,060,000
Graton Economic Development Authority†	9.625%	9/1/2019	1,750	2,008,125
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	1,750	1,688,750
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	800	817,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	725	794,781
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	1,400	1,470,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	819,375
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	431	48,488
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	868	933,100
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,000	1,920,000
Total				11,559,619

Gas Distribution 3.32%

Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	650	695,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	1,300	1,313,000
Energy Transfer Partners LP	5.20%	2/1/2022	250	268,447
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	663,188
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.625%	6/15/2020	1,173	1,225,785
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	367,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	$225	$219,375
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	1,526	1,625,190
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,503,795
Kinder Morgan, Inc.†	5.00%	2/15/2021	1,250	1,309,375
Kinder Morgan, Inc.	6.50%	9/15/2020	1,500	1,695,000
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	800	856,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	1,150	1,181,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	260	274,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	954,000
NGL Energy Partners LP/NGL Energy Finance Corp.†	5.125%	7/15/2019	550	539,688
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	530,595
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	731,267
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	1,050	1,097,250
Rose Rock Midstream LP/Rose Rock Finance Corp.†	5.625%	7/15/2022	375	372,188
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	950	980,875
Sabine Pass Liquefaction LLC†	5.75%	5/15/2024	3,350	3,412,812
Southeast Supply Header LLC†	4.25%	6/15/2024	1,450	1,481,411
Southern Star Central Corp.†	5.125%	7/15/2022	910	907,725
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	6/1/2024	750	718,125
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	957	1,019,205
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	939	976,560
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,348,750
Transportadora de Gas del Peru SA (Peru)†(b)	4.25%	4/30/2028	925	881,062
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	825	872,437
Total				30,022,829

Health Facilities 3.69%

Amsurg Corp.	5.625%	11/30/2020	2,325	2,359,875
Amsurg Corp.†	5.625%	7/15/2022	675	671,625
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	1,000	1,045,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,000	4,280,800
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	1,575	1,550,391
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,860,000
HCA Holdings, Inc.	7.75%	5/15/2021	3,000	3,213,750
HCA, Inc.	6.50%	2/15/2020	500	547,500
HCA, Inc.	7.50%	2/15/2022	3,250	3,664,375
HCA, Inc.	7.58%	9/15/2025	219	240,900
HCA, Inc.	7.69%	6/15/2025	890	983,450
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,696,000
Kindred Healthcare, Inc.†	6.375%	4/15/2022	1,500	1,470,000
LifePoint Hospitals, Inc.	5.50%	12/1/2021	1,250	1,271,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	$750	$766,875
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	1,300	1,361,750
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	900	960,750
Tenet Healthcare Corp.	8.125%	4/1/2022	4,000	4,400,000
Total				33,344,916

Health Services 0.37%

Envision Healthcare Corp.†	5.125%	7/1/2022	775	765,312
STHI Holding Corp.†	8.00%	3/15/2018	1,000	1,036,250
Truven Health Analytics, Inc.	10.625%	6/1/2020	1,450	1,537,000
Total				3,338,562

Hotels 0.63%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	1,750	1,805,781
Host Hotels & Resorts LP	5.25%	3/15/2022	1,500	1,651,517
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	1,400	1,470,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	800	784,000
Total				5,711,298

Insurance Brokerage 0.29%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	1,050	1,092,000
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	800	834,383
Willis North America, Inc.	7.00%	9/29/2019	600	700,591
Total				2,626,974

Integrated Energy 0.22%

Alta Wind Holdings LLC†	7.00%	6/30/2035	540	617,667
Rio Oil Finance Trust Series 2014-1†	6.25%	7/6/2024	1,300	1,342,918
Total				1,960,585

Investments & Miscellaneous Financial Services 1.39%

Affiliated Managers Group, Inc.	4.25%	2/15/2024	2,000	2,057,132
Ares Capital Corp.	4.875%	11/30/2018	1,175	1,243,129
FMR LLC†	5.35%	11/15/2021	800	909,878
Legg Mason, Inc.	2.70%	7/15/2019	800	803,268
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	313,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,700	2,882,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)

Nuveen Investments, Inc.†	9.125%	10/15/2017	$1,900	$2,042,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	1,950	2,271,750
Total				12,523,407

Leisure 0.53%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	1,250	1,237,500
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	788	817,215
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,650	1,889,250
Speedway Motorsports, Inc.	6.75%	2/1/2019	800	840,000
Total				4,783,965

Life Insurance 0.13%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,125	1,186,875

Machinery 1.21%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	897,188
Flowserve Corp.	3.50%	9/15/2022	885	882,688
Gardner Denver, Inc.†	6.875%	8/15/2021	1,500	1,511,250
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	750	776,250
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,200	2,376,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	1,600	1,728,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	528,750
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,158,802
Waterjet Holdings, Inc.†	7.625%	2/1/2020	1,000	1,037,500
Total				10,896,428

Managed Care 0.35%

Centene Corp.	5.75%	6/1/2017	1,400	1,489,250
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	1,625	1,645,313
Total				3,134,563

Media: Broadcast 1.31%

AMC Networks, Inc.	4.75%	12/15/2022	1,000	992,500
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,409,000
iHeartCommunications, Inc.	9.00%	12/15/2019	4,000	4,045,000
iHeartCommunications, Inc.	10.00%	1/15/2018	1,400	1,178,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Broadcast (continued)

iHeartCommunications, Inc.	11.25%	3/1/2021	$1,600	$1,710,000
Sinclair Television Group, Inc.†	5.625%	8/1/2024	1,575	1,523,812
Total				11,858,804

Media: Cable 3.47%

Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	425	478,125
Altice SA (Luxembourg)†(b)	7.75%	5/15/2022	2,000	2,070,000
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,913,750
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	9/1/2023	2,875	2,871,406
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	1,125	1,185,469
CSC Holdings LLC	8.625%	2/15/2019	1,100	1,260,875
DISH DBS Corp.	5.125%	5/1/2020	2,250	2,250,000
DISH DBS Corp.	5.875%	7/15/2022	1,100	1,124,750
DISH DBS Corp.	6.75%	6/1/2021	1,900	2,047,250
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	800	876,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	3,000	3,075,000
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	150	158,250
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	750	790,312
Numericable Group SA (France)†(b)	6.00%	5/15/2022	1,825	1,840,969
Numericable Group SA (France)†(b)	6.25%	5/15/2024	300	299,625
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	525	567,000
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	450	461,250
SiTV LLC/SiTV Finance, Inc.†	10.375%	7/1/2019	450	446,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	2,500	2,537,500
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,150	1,236,250
Virgin Media Finance plc (United Kingdom)†(b)(g)	6.00%	10/15/2024	575	577,875
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	750	785,250
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	1,500	1,518,750
Total				31,372,281

Media: Diversified 0.44%

21st Century Fox America, Inc.	4.50%	2/15/2021	1,000	1,087,960
Netflix, Inc.	5.375%	2/1/2021	2,800	2,870,000
Total				3,957,960

Media: Services 0.54%

Affinion Investments LLC†	13.50%	8/15/2018	500	467,500
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	1,550	1,522,875
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,254,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Services (continued)

WMG Acquisition Corp.†	5.625%	4/15/2022	$375	$375,937
WMG Acquisition Corp.†	6.75%	4/15/2022	1,300	1,251,250
Total				4,871,562

Medical Products 0.96%

Biomet, Inc.	6.50%	8/1/2020	2,000	2,125,000
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	75	79,875
Grifols Worldwide Operations Ltd. (Ireland)†(b)	5.25%	4/1/2022	1,800	1,782,000
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	650	708,500
Mallinckrodt International Finance SA (Luxembourg)(b)	4.75%	4/15/2023	2,300	2,156,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.75%	8/1/2022	1,550	1,563,562
Teleflex, Inc.†	5.25%	6/15/2024	275	270,188
Total				8,685,375

Metals/Mining (Excluding Steel) 0.98%

Alcoa, Inc.	5.125%	10/1/2024	1,275	1,279,132
Century Aluminum Co.†	7.50%	6/1/2021	575	615,250
CONSOL Energy, Inc.†	5.875%	4/15/2022	1,650	1,631,438
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	5/15/2022	600	615,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	2,000	2,075,000
Kinross Gold Corp. (Canada)†(b)	5.95%	3/15/2024	1,000	1,018,966
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	15	14,817
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	700	720,677
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	890	858,850
Total				8,829,130

Oil Field Equipment & Services 1.07%

Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,353,125
FMC Technologies, Inc.	3.45%	10/1/2022	750	738,003
Gulfmark Offshore, Inc.	6.375%	3/15/2022	1,365	1,324,050
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	2,000	2,010,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	250	258,750
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,110,000
Seadrill Ltd.†	6.625%	9/15/2020	2,000	1,876,000
Seventy Seven Energy, Inc.†	6.50%	7/15/2022	1,000	987,500
Total				9,657,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.30%

Tesoro Corp.	5.125%	4/1/2024	$1,000	$971,250
Tesoro Corp.	5.375%	10/1/2022	1,750	1,767,500
Total				2,738,750

Packaging 2.44%

AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,872,000
Ball Corp.	4.00%	11/15/2023	2,500	2,337,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	2,250	2,486,250
Pactiv LLC	7.95%	12/15/2025	825	874,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,022,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	1,875	1,992,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	7,000	7,253,750
Sealed Air Corp.†	6.875%	7/15/2033	3,000	2,936,250
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,310,125
Total				22,085,062

Pharmaceuticals 1.57%

Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	500	499,688
Endo Finance Co. LLC†	5.75%	1/15/2022	1,275	1,262,250
JLL/Delta Dutch Newco BV (Netherlands)†(b)	7.50%	2/1/2022	1,600	1,621,800
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	2,225	2,330,687
Roche Holdings, Inc.†	2.875%	9/29/2021	1,950	1,950,267
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	1,250	1,356,250
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	750	749,063
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	4,250	4,382,812
Total				14,152,817

Printing & Publishing 0.07%

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	625	626,563

Property & Casualty 0.23%

Liberty Mutual Group, Inc.†	7.80%	3/15/2037	1,750	2,067,188

Railroads 0.18%

Kansas City Southern de Mexico SA de CV (Mexico)(b)	2.35%	5/15/2020	1,100	1,055,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Railroads (continued)

Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	$550	$555,500
Total				1,610,907

Real Estate Development & Management 0.06%

Jones Lang LaSalle, Inc.	4.40%	11/15/2022	550	562,755

Real Estate Investment Trusts 0.46%

DDR Corp.	7.875%	9/1/2020	790	982,859
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	800	930,689
Health Care REIT, Inc.	4.95%	1/15/2021	1,000	1,101,673
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,157,919
Total				4,173,140

Restaurants 0.16%

PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	850	847,875
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	625	606,250
Total				1,454,125

Software/Services 2.79%

Alliance Data Systems Corp.†	6.375%	4/1/2020	4,500	4,657,500
Boxer Parent Co., Inc. PIK†	9.00%	10/15/2019	625	578,125
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	1,400	1,594,250
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,000	1,021,955
First Data Corp.†	8.25%	1/15/2021	5,375	5,724,375
First Data Corp.	11.25%	1/15/2021	893	1,019,136
First Data Corp.	12.625%	1/15/2021	1,381	1,657,200
iGATE Corp.†	4.75%	4/15/2019	800	780,000
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,250	1,350,000
SRA International, Inc.	11.00%	10/1/2019	1,750	1,872,500
SunGard Data Systems, Inc.	6.625%	11/1/2019	2,500	2,512,500
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	420,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,315,625
VeriSign, Inc.	4.625%	5/1/2023	750	727,500
Total				25,230,666

Specialty Retail 2.39%

Brookstone Co., Inc.†(c)	13.00%	10/15/2014	317	2,698
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	33	33,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Brown Shoe Co., Inc.	7.125%	5/15/2019	$1,500	$1,575,000
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	1,500	1,425,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	600	426,000
Claire’s Stores, Inc.(i)	8.875%	3/15/2019	2,200	1,837,000
CST Brands, Inc.	5.00%	5/1/2023	1,350	1,323,000
DBP Holding Corp.†	7.75%	10/15/2020	885	778,800
Limited Brands, Inc.	7.00%	5/1/2020	1,125	1,254,375
Limited Brands, Inc.	7.60%	7/15/2037	400	434,000
Limited Brands, Inc.	8.50%	6/15/2019	525	622,125
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	350	355,250
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	2,250	2,351,250
Perry Ellis International, Inc.	7.875%	4/1/2019	1,800	1,827,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	768	810,240
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,250	1,271,875
QVC, Inc.	4.375%	3/15/2023	900	899,491
QVC, Inc.†	7.375%	10/15/2020	1,200	1,278,684
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	525	530,250
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	975	999,375
Springs Industries, Inc.	6.25%	6/1/2021	525	517,125
William Carter Co. (The)	5.25%	8/15/2021	1,000	1,035,000
Total				21,586,735

Steel Producers/Products 0.76%

Allegheny Technologies, Inc.	9.375%	6/1/2019	800	977,534
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	4,000	4,190,000
Steel Dynamics, Inc.†	5.125%	10/1/2021	1,150	1,167,250
Steel Dynamics, Inc.†	5.50%	10/1/2024	575	579,313
Total				6,914,097

Support: Services 2.27%

Audatex North America, Inc.†	6.00%	6/15/2021	800	824,000
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	1,455	1,382,250
Expedia, Inc.	4.50%	8/15/2024	1,550	1,539,232
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,348,188
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,429,937
Hertz Corp. (The)	5.875%	10/15/2020	2,500	2,550,000
Iron Mountain, Inc.	5.75%	8/15/2024	2,500	2,465,625
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	850	852,125
MasTec, Inc.	4.875%	3/15/2023	750	705,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	735,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

Sotheby’s†	5.25%	10/1/2022	$1,500	$1,428,750
United Rentals North America, Inc.	5.75%	11/15/2024	1,225	1,243,375
United Rentals North America, Inc.	6.125%	6/15/2023	1,750	1,806,875
United Rentals North America, Inc.	7.625%	4/15/2022	1,750	1,911,875
United Rentals North America, Inc.	8.25%	2/1/2021	250	271,875
Total				20,494,107

Telecommunications: Integrated/Services 3.04%

CenturyLink, Inc.	6.45%	6/15/2021	2,700	2,902,500
CenturyLink, Inc.	6.75%	12/1/2023	1,350	1,452,938
Consolidated Communications Finance II Co.†	6.50%	10/1/2022	850	847,875
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,700	1,640,500
Dycom Investments, Inc.	7.125%	1/15/2021	1,670	1,770,200
Equinix, Inc.	4.875%	4/1/2020	2,000	1,990,000
Equinix, Inc.	7.00%	7/15/2021	900	967,500
Frontier Communications Corp.	7.625%	4/15/2024	700	729,750
Frontier Communications Corp.	9.25%	7/1/2021	700	802,375
Hughes Satellite Systems Corp.	7.625%	6/15/2021	2,500	2,737,500
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	1,175	1,151,500
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	4,275	4,371,187
Intelsat Luxembourg SA (Luxembourg)(b)	8.125%	6/1/2023	975	1,021,313
Sable International Finance Ltd.†	8.75%	2/1/2020	900	985,500
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	500	500,625
Verizon Communications, Inc.	3.45%	3/15/2021	1,900	1,930,020
Verizon Communications, Inc.	5.15%	9/15/2023	1,100	1,218,989
ViaSat, Inc.	6.875%	6/15/2020	414	440,910
Total				27,461,182

Telecommunications: Wireless 3.62%

American Tower Corp.	4.70%	3/15/2022	2,700	2,830,820
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	1,365	1,345,085
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	1,050	1,307,250
Comcel Trust†	6.875%	2/6/2024	850	898,875
Crown Castle International Corp.	5.25%	1/15/2023	2,000	1,992,500
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	1,000	1,000,500
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	1,200	1,242,120
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,750	1,811,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

MetroPCS Wireless, Inc.	6.625%	11/15/2020	$1,000	$1,031,250
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	500	478,750
SBA Communications Corp.†	4.875%	7/15/2022	750	721,875
SBA Telecommunications, Inc.	5.75%	7/15/2020	1,750	1,789,375
Sprint Capital Corp.	6.90%	5/1/2019	1,500	1,584,375
Sprint Communications, Inc.	7.00%	8/15/2020	1,250	1,309,375
Sprint Corp.†	7.25%	9/15/2021	1,575	1,643,906
Sprint Corp.†	7.875%	9/15/2023	1,925	2,045,313
T-Mobile USA, Inc.	6.50%	1/15/2024	4,000	4,060,000
T-Mobile USA, Inc.	6.542%	4/28/2020	2,750	2,829,062
Wind Acquisition Finance SA (Luxembourg)†(b)	7.375%	4/23/2021	2,750	2,770,625
Total				32,692,306

Theaters & Entertainment 0.47%
Activision Blizzard, Inc.†	5.625%	9/15/2021	2,200	2,293,500
Activision Blizzard, Inc.†	6.125%	9/15/2023	625	665,625
Regal Entertainment Group	5.75%	3/15/2022	1,250	1,259,375
Total				4,218,500

Transportation (Excluding Air/Rail) 0.07%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	650	671,125
Total High Yield Corporate Bonds (cost $645,112,326)				656,022,550

	Dividend Rate	Shares (000)
PREFERRED STOCKS 0.44%

Agency/Government Related 0.02%
Fannie Mae	Zero Coupon	21	188,600

Banking 0.24%

GMAC Capital Trust I	8.125%	25	665,250
Texas Capital Bancshares, Inc.	6.50%	40	961,600
U.S. Bancorp	3.50%	1	491,287
Total			2,118,137

Forestry/Paper 0.11%

Weyerhaeuser Co.	6.375%	19	1,004,958

Property & Casualty 0.07%

Allstate Corp. (The)	5.10%	27	672,006
Total Preferred Stocks (cost $4,350,744)			3,983,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 0.72%
U.S. Treasury Note	2.375%	8/15/2024	$1,100	$1,087,367
U.S. Treasury Note	3.625%	8/15/2019	5,000	5,436,135
Total U.S. Treasury Obligations (cost $6,545,795)				6,523,502

	Exercise Price	Expiration Date	Shares (000)
WARRANT 0.01%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3	90,970
Total Long-Term Investments (cost $839,275,129)				866,839,596

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.43%

CONVERTIBLE BOND 0.14%

Gaming

MGM Resorts International (cost $1,392,881)	4.25%	4/15/2015	$1,000	1,261,875

REPURCHASE AGREEMENT 1.29%

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $11,850,000 of U.S. Treasury Note at 0.25% due 10/31/2014; value: $11,864,813; proceeds: $11,629,603 (cost $11,629,603)			11,630	11,629,603

Total Short-Term Investments (cost $13,022,484)				12,891,478

Total Investments in Securities 97.37% (cost $852,297,613)				879,731,074

Other Assets in Excess of Liabilities(j) 2.63%				23,766,717

Net Assets 100.00%				$903,497,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

AUD	Australian dollar.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2014.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Securities purchased on a when-issued basis (See Note 2(h)).
(h)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(i)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2014 (See Note 2(g)).
(j)	Other Assets in Excess of Liabilities include reverse repurchase agreement, net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	J.P. Morgan	12/11/2014	1,700,000	$2,192,656	$2,148,252	$44,404
British pound	Sell	Goldman Sachs	10/17/2014	200,000	342,975	324,188	18,787
British pound	Sell	Goldman Sachs	1/20/2015	625,000	1,012,976	1,012,184	792
British pound	Sell	Goldman Sachs	1/20/2015	255,000	416,240	412,971	3,269
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$67,252

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	10/1/2014	253,794	$414,687	$411,439	$(3,248)

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2014	241	Short	$(30,038,391)	$171,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

Reverse Repurchase Agreement Payable as of September 30, 2014:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan	$688,400	$1,000,000 principal, Claire’s Stores, Inc. at 8.875% due 3/15/2019, $835,000 fair value	(8.25)%	9/5/2014	On Demand	$685,166

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $3,234.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$32,549,347	$—	$—	$32,549,347
Convertible Bonds	—	100,755,238	—	100,755,238
Convertible Preferred Stocks
Aerospace/Defense	3,238,950	—	—	3,238,950
Banking	3,006,275	—	—	3,006,275
Electric: Integrated	5,472,590	—	—	5,472,590
Investments & Miscellaneous Financial Services(3)	—	5,249,562	—	5,249,562
Life Insurance	1,385,550	—	—	1,385,550
Metals/Mining (Excluding Steel)	918,160	—	—	918,160
Railroads	—	1,864,650	—	1,864,650
Real Estate Investment Trusts	3,541,682	—	—	3,541,682
Steel Producers/Products	211,300	—	—	211,300
Telecommunications: Integrated/Services	—	166,180	—	166,180
Telecommunications: Wireless	2,131,050	—	—	2,131,050
Floating Rate Loans(4)
Energy: Exploration & Production	—	1,869,656	—	1,869,656
Food & Drug Retailers	—	2,340,312	—	2,340,312
Food: Wholesale	—	2,195,405	—	2,195,405
Health Facilities	—	1,949,684	—	1,949,684
Machinery	—	1,442,192	—	1,442,192
Media: Cable	—	2,461,815	—	2,461,815
Media: Services	—	948,219	—	948,219
Oil Field Equipment & Services	—	2,412,600	—	2,412,600
Restaurants	—	275,000	—	275,000
Software/Services	—	1,001,250	1,572,208	2,573,458
Specialty Retail	—	832,479	—	832,479
Support: Services	—	3,844,580	—	3,844,580
Foreign Bonds	—	1,731,232	—	1,731,232
Foreign Government Obligation	—	1,336,500	—	1,336,500
Government Sponsored Enterprises Pass-Throughs	—	14,777,082	—	14,777,082
High Yield Corporate Bonds
Banking	—	14,997,186	125	14,997,311
Metals/Mining (Excluding Steel)	—	8,814,313	14,817	8,829,130
Specialty Retail	—	21,550,840	35,895	21,586,735
Other	—	610,609,374	—	610,609,374
Preferred Stocks
Banking	1,626,850	491,287	—	2,118,137
Other	1,865,564	—	—	1,865,564
U.S. Treasury Obligations	—	6,523,502	—	6,523,502
Warrant	90,970	—	—	90,970
Repurchase Agreement	—	11,629,603	—	11,629,603
Total	$56,038,288	$822,069,741	$1,623,045	$879,731,074
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$67,252	$—	$67,252
Liabilities	—	(3,248)	—	(3,248)
Futures Contracts
Assets	171,836	—	—	171,836
Liabilities	—	—	—	—
Reverse Repurchase Agreement
Assets	—	685,166	—	685,166
Liabilities	—	—	—	—
Total	$171,836	$749,170	$—	$921,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2014

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierachy.
(3)	As of September 30, 2014, AMG Capital Trust II was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended September 30, 2014, $5,365,750 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bond
Balance as of January 1, 2014	$2,011,382	$125
Accrued discounts/premiums	6,741	—
Realized gain (loss)	1,574	(1)
Change in unrealized appreciation/depreciation	(37,764)	—
Purchases	—	66,742
Sales	(2,075,101)	(16,029)
Net transfers in or out of Level 3	1,665,376	—
Balance as of September 30, 2014	$1,572,208	$50,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.98%

Aerospace & Defense 6.07%

General Dynamics Corp.	2,500	$318
Lockheed Martin Corp.	14,192	2,594
United Technologies Corp.	38,800	4,097
Total		7,009

Air Freight & Logistics 0.68%

FedEx Corp.	4,865	785

Auto Components 0.95%

Johnson Controls, Inc.	24,900	1,096

Beverages 3.64%

Coca-Cola Co. (The)	22,168	946
PepsiCo, Inc.	34,924	3,251
Total		4,197

Building Products 0.10%

A.O. Smith Corp.	2,400	113

Capital Markets 1.81%

Eaton Vance Corp.	3,536	133
Franklin Resources, Inc.	32,278	1,763
SEI Investments Co.	5,356	194
Total		2,090

Chemicals 6.94%

Airgas, Inc.	4,700	520
Albemarle Corp.	12,181	717
International Flavors & Fragrances, Inc.	6,500	623
Monsanto Co.	30,995	3,487
PPG Industries, Inc.	9,503	1,870
Praxair, Inc.	904	117
RPM International, Inc.	4,541	208
Valspar Corp. (The)	5,914	467
Total		8,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Communications Equipment 3.07%

QUALCOMM, Inc.	47,357	$3,541

Containers & Packaging 0.20%

AptarGroup, Inc.	1,966	119
Bemis Co., Inc.	2,988	114
Total		233

Distributors 0.28%

Genuine Parts Co.	3,700	325

Diversified Telecommunication Services 2.44%

AT&T, Inc.	79,908	2,816

Electric: Utilities 4.43%

Edison International	18,200	1,018
NextEra Energy, Inc.	18,121	1,701
Northeast Utilities	4,770	211
PPL Corp.	16,097	529
Westar Energy, Inc.	11,700	399
Xcel Energy, Inc.	41,100	1,249
Total		5,107

Electrical Equipment 0.85%

Emerson Electric Co.	15,611	977

Energy Equipment & Services 1.31%

Helmerich & Payne, Inc.	15,412	1,508

Food & Staples Retailing 6.99%

CVS Health Corp.	8,200	652
Sysco Corp.	7,400	281
Wal-Mart Stores, Inc.	50,280	3,845
Walgreen Co.	55,521	3,291
Total		8,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Food Products 2.10%

Archer-Daniels-Midland Co.	22,400	$1,145
Bunge Ltd.	12,029	1,013
McCormick & Co., Inc.	4,000	267
Total		2,425

Gas Utilities 0.94%

AGL Resources, Inc.	2,600	134
Atmos Energy Corp.	7,200	343
UGI Corp.	18,000	614
Total		1,091

Health Care Equipment & Supplies 3.84%

Becton, Dickinson & Co.	9,200	1,047
C.R. Bard, Inc.	10,688	1,525
Medtronic, Inc.	30,091	1,864
Total		4,436

Health Care Providers & Services 1.75%

Cardinal Health, Inc.	27,048	2,026

Hotels, Restaurants & Leisure 1.30%

McDonald’s Corp.	15,774	1,496

Household Durables 0.36%

Leggett & Platt, Inc.	11,967	418

Household Products 4.30%

Church & Dwight Co., Inc.	1,700	119
Kimberly-Clark Corp.	33,535	3,608
Procter & Gamble Co. (The)	14,800	1,239
Total		4,966

Industrial Conglomerates 3.42%

3M Co.	27,862	3,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Information Technology Services 3.25%

International Business Machines Corp.	19,737	$3,747

Insurance 4.02%

ACE Ltd. (Switzerland)(a)	23,464	2,461
Aflac, Inc.	28,164	1,640
Brown & Brown, Inc.	3,625	116
PartnerRe Ltd.	3,800	418
Total		4,635

Leisure Product 1.04%

Hasbro, Inc.	21,768	1,197

Machinery 5.63%

Caterpillar, Inc.	23,795	2,356
Deere & Co.	31,600	2,591
Donaldson Co., Inc.	4,032	164
Dover Corp.	1,600	129
Parker-Hannifin Corp.	1,300	148
Stanley Black & Decker, Inc.	7,900	701
Valmont Industries, Inc.	3,000	405
Total		6,494

Metals & Mining 0.16%

Nucor Corp.	3,400	185

Multi-Line Retail 0.32%

Target Corp.	5,900	370

Multi-Utilities 1.18%

Alliant Energy Corp.	2,700	150
Consolidated Edison, Inc.	10,600	600
SCANA Corp.	12,398	615
Total		1,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 7.82%

Chevron Corp.	35,649	$4,253
EOG Resources, Inc.	1,350	134
Murphy Oil Corp.	17,584	1,001
Occidental Petroleum Corp.	32,473	3,122
ONEOK, Inc.	7,900	518
Total		9,028

Pharmaceuticals 4.16%

AbbVie, Inc.	59,899	3,460
Johnson & Johnson	12,619	1,345
Total		4,805

Professional Services 0.13%

Robert Half International, Inc.	3,000	147

Road & Rail 1.96%

Norfolk Southern Corp.	20,312	2,267

Semiconductors & Semiconductor Equipment 4.54%

Intel Corp.	121,900	4,245
Microchip Technology, Inc.	20,966	990
Total		5,235

Specialty Retail 3.75%

Lowe’s Cos., Inc.	64,125	3,394
Ross Stores, Inc.	10,665	806
Tiffany & Co.	1,300	125
Total		4,325

Textiles, Apparel & Luxury Goods 1.90%

NIKE, Inc. Class B	2,100	188
VF Corp.	30,338	2,003
Total		2,191

Thrifts & Mortgage Finance 0.12%

People’s United Financial, Inc.	9,283	134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Tobacco 1.02%

Altria Group, Inc.	25,627	$1,177

Water Utilities 0.11%

Aqua America, Inc.	5,256	124

Wireless Telecommunication Services 0.10%

Telephone & Data Systems, Inc.	4,679	112

Total Common Stocks (cost $105,023,440)		114,218

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.89%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $1,040,000 of U.S. Treasury Note at 0.25% due 10/31/2014; value: $1,041,300; proceeds: $1,020,733 (cost $1,020,733)	$1,021	1,021

Total Investments in Securities 99.87% (cost $106,044,173)		115,239

Other Assets in Excess of Liabilities(b) 0.13%		152

Net Assets 100.00%		$115,391

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	December 2014	9	Long	$884,475	$(5,082)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$114,218	$—	$—	$114,218
Repurchase Agreement	—	1,021	—	1,021
Total	$114,218	$1,021	$—	$115,239
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	$(5)	$—	$—	$(5)
Total	$(5)	$—	$—	$(5)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.23%

Aerospace & Defense 3.37%

B/E Aerospace, Inc.*	4,114	$345
Boeing Co. (The)	1,765	225
Honeywell International, Inc.	4,295	400
United Technologies Corp.	4,737	500
Total		1,470

Auto Components 0.47%

BorgWarner, Inc.	3,905	205

Automobiles 0.27%

Ford Motor Co.	8,007	118

Banks 8.99%

Bank of America Corp.	7,305	124
Citigroup, Inc.	12,342	640
Comerica, Inc.	8,002	399
Fifth Third Bancorp	4,106	82
JPMorgan Chase & Co.	17,204	1,036
PNC Financial Services Group, Inc. (The)	3,127	268
Regions Financial Corp.	22,377	225
SunTrust Banks, Inc.	6,096	232
U.S. Bancorp	7,920	331
Wells Fargo & Co.	11,178	580
Total		3,917

Beverages 2.17%

Coca-Cola Co. (The)	12,581	537
PepsiCo, Inc.	4,395	409
Total		946

Biotechnology 4.51%

Gilead Sciences, Inc.*	5,431	578
Isis Pharmaceuticals, Inc.*	11,714	455
Medivation, Inc.*	5,984	592
Vertex Pharmaceuticals, Inc.*	3,039	341
Total		1,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Capital Markets 4.00%

Affiliated Managers Group, Inc.*	1,123	$225
Goldman Sachs Group, Inc. (The)	4,351	799
Morgan Stanley	12,459	430
TD Ameritrade Holding Corp.	8,719	291
Total		1,745

Chemicals 1.27%

Dow Chemical Co. (The)	2,736	143
E.I. du Pont de Nemours & Co.	1,066	77
LyondellBasell Industries NV Class A	3,072	334
Total		554

Communications Equipment 2.49%

Cisco Systems, Inc.	24,131	607
QUALCOMM, Inc.	6,374	477
Total		1,084

Consumer Finance 1.76%

Capital One Financial Corp.	9,383	766

Containers & Packaging 0.60%

Rock-Tenn Co. Class A	5,500	262

Diversified Telecommunication Services 0.67%

Verizon Communications, Inc.	5,812	291

Electric: Utilities 0.29%

NextEra Energy, Inc.	1,339	126

Electrical Equipment 1.86%

Eaton Corp. plc	4,953	314
Emerson Electric Co.	7,910	495
Total		809

Energy Equipment & Services 2.21%

Halliburton Co.	6,368	411
Schlumberger Ltd.	5,423	551
Total		962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.78%

CVS Health Corp.	6,473	$515
Wal-Mart Stores, Inc.	3,429	262
Total		777

Food Products 1.01%

Mondelez International, Inc. Class A	12,780	438

Health Care Equipment & Supplies 0.80%

Covidien plc (Ireland)(a)	4,032	349

Health Care Providers & Services 6.37%

Express Scripts Holding Co.*	10,477	740
HCA Holdings, Inc.*	13,288	937
McKesson Corp.	3,502	682
UnitedHealth Group, Inc.	4,848	418
Total		2,777

Hotels, Restaurants & Leisure 2.29%

Hyatt Hotels Corp. Class A*	2,740	166
MGM Resorts International*	18,663	425
Starwood Hotels & Resorts Worldwide, Inc.	4,885	407
Total		998

Household Products 1.56%

Colgate-Palmolive Co.	7,269	474
Procter & Gamble Co. (The)	2,434	204
Total		678

Industrial Conglomerates 1.01%

General Electric Co.	17,189	440

Information Technology Services 1.37%

International Business Machines Corp.	1,653	314
Vantiv, Inc. Class A*	9,185	284
Total		598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Insurance 3.86%

Chubb Corp. (The)	1,680	$153
Hartford Financial Services Group, Inc. (The)	16,683	621
Lincoln National Corp.	9,044	485
Prudential Financial, Inc.	4,810	423
Total		1,682

Internet & Catalog Retail 0.64%

Amazon.com, Inc.*	864	279

Internet Software & Services 6.49%

eBay, Inc.*	7,982	452
Google, Inc. Class A*	1,008	593
Google, Inc. Class C*	1,008	582
Monster Worldwide, Inc.*	39,507	218
Pandora Media, Inc.*	13,256	320
Twitter, Inc.*	61	3
Yahoo!, Inc.*	16,166	659
Total		2,827

Machinery 1.73%

Caterpillar, Inc.	1,733	172
PACCAR, Inc.	5,401	307
Terex Corp.	8,618	274
Total		753

Media 1.80%

Twenty-First Century Fox, Inc. Class A	5,470	187
Walt Disney Co. (The)	6,712	598
Total		785

Metals & Mining 1.46%

Freeport-McMoRan, Inc.	7,752	253
Reliance Steel & Aluminum Co.	2,631	180
United States Steel Corp.	5,150	202
Total		635

Multi-Line Retail 1.43%

Kohl’s Corp.	5,029	307
Macy’s, Inc.	5,427	316
Total		623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Multi-Utilities 0.27%

PG&E Corp.	2,626	$118

Oil, Gas & Consumable Fuels 7.70%

Anadarko Petroleum Corp.	3,000	304
Cabot Oil & Gas Corp.	565	18
Chevron Corp.	3,318	396
EOG Resources, Inc.	4,369	433
EQT Corp.	1,246	114
Exxon Mobil Corp.	6,007	565
Hess Corp.	5,116	482
Marathon Petroleum Corp.	1,874	159
Occidental Petroleum Corp.	2,245	216
Pioneer Natural Resources Co.	1,919	378
Range Resources Corp.	4,302	292
Total		3,357

Pharmaceuticals 5.37%

Bristol-Myers Squibb Co.	12,075	618
Eli Lilly & Co.	6,449	418
Johnson & Johnson	2,229	238
Merck & Co., Inc.	7,565	448
Pfizer, Inc.	20,956	620
Total		2,342

Real Estate Investment Trusts 0.49%

Host Hotels & Resorts, Inc.	9,927	212

Road & Rail 1.73%

Union Pacific Corp.	6,976	756

Semiconductors & Semiconductor Equipment 1.63%

Intel Corp.	10,289	358
Texas Instruments, Inc.	7,405	353
Total		711

Software 3.68%

Informatica Corp.*	5,637	193
Microsoft Corp.	13,683	634
Oracle Corp.	13,274	508
Red Hat, Inc.*	2,370	133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Software (continued)

VMware, Inc. Class A*	1,445	$136
Total		1,604

Specialty Retail 0.47%

AutoZone, Inc.*	403	205

Technology Hardware, Storage & Peripherals 6.27%

Apple, Inc.	13,584	1,368
EMC Corp.	17,223	504
Hewlett-Packard Co.	5,152	183
NCR Corp.*	15,416	515
NetApp, Inc.	3,814	164
Total		2,734

Textiles, Apparel & Luxury Goods 1.76%

Michael Kors Holdings Ltd. (Hong Kong)*(a)	2,464	176
PVH Corp.	2,750	333
Ralph Lauren Corp.	1,566	258
Total		767

Tobacco 0.74%

Philip Morris International, Inc.	3,891	324

Trading Companies & Distributors 0.59%

WESCO International, Inc.*	3,291	258

Total Common Stocks (cost $32,575,873)		43,248

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.83%

Repurchase Agreements

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $370,000 of U.S. Treasury Note at 1.75% due 9/30/2019; value: $369,075; proceeds: $361,317 (cost $361,317)	$361	361

Total Investments in Securities 100.06% (cost $32,937,190)		43,609

Liabilities in Excess of Other Assets (0.06)%		(27)

Net Assets 100.00%		$43,582

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$43,248	$—	$—	$43,248
Repurchase Agreement	—	361	—	361
Total	$43,248	$361	$—	$43,609

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.53%

Aerospace & Defense 1.52%

Astronics Corp.*	3,309	$158
Hexcel Corp.*	2,028	80
Total		238

Banks 1.46%

BankUnited, Inc.	2,477	75
PrivateBancorp, Inc.	1,270	38
SVB Financial Group*	666	75
Western Alliance Bancorp*	1,719	41
Total		229

Biotechnology 10.23%

ACADIA Pharmaceuticals, Inc.*	5,891	146
Aegerion Pharmaceuticals, Inc.*	2,412	80
Agios Pharmaceuticals, Inc.*	3,774	232
Alnylam Pharmaceuticals, Inc.*	2,257	176
Celldex Therapeutics, Inc.*	5,219	68
Epizyme, Inc.*	2,233	61
Foundation Medicine, Inc.*	3,592	68
Intercept Pharmaceuticals, Inc.*	478	113
Puma Biotechnology, Inc.*	764	182
Receptos, Inc.*	3,856	239
Sarepta Therapeutics, Inc.*	2,116	45
Synageva BioPharma Corp.*	1,516	104
Ultragenyx Pharmaceutical, Inc.*	1,573	89
Total		1,603

Building Products 1.07%

Trex Co., Inc.*	4,849	168

Capital Markets 4.15%

Artisan Partners Asset Management, Inc. Class A	744	39
E*TRADE Financial Corp.*	5,525	125
Evercore Partners, Inc. Class A	1,635	77
Financial Engines, Inc.	993	34
Janus Capital Group, Inc.	10,613	154
Stifel Financial Corp.*	3,277	153
WisdomTree Investments, Inc.*	5,979	68
Total		650

Chemicals 0.73%

Flotek Industries, Inc.*	4,401	115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.63%

US Ecology, Inc.	2,098	$98

Communications Equipment 3.02%

Arista Networks, Inc.*	2,004	177
Aruba Networks, Inc.*	7,103	153
Ruckus Wireless, Inc.*	10,652	143
Total		473

Construction Materials 0.99%

Eagle Materials, Inc.	1,529	156

Consumer Finance 1.19%

Springleaf Holdings, Inc.*	5,873	187

Diversified Consumer Services 1.88%

2U, Inc.*	6,273	98
LifeLock, Inc.*	13,735	196
Total		294

Diversified Financial Services 0.09%

MarketAxess Holdings, Inc.	220	14

Electrical Equipment 0.66%

Polypore International, Inc.*	2,684	104

Electronic Equipment, Instruments & Components 5.09%

Belden, Inc.	561	36
Cognex Corp.*	6,292	253
FARO Technologies, Inc.*	3,105	158
FLIR Systems, Inc.	3,632	114
InvenSense, Inc.*	3,776	74
IPG Photonics Corp.*	2,372	163
Total		798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services 0.80%

Forum Energy Technologies, Inc.*	2,509	$77
RigNet, Inc.*	1,196	48
Total		125

Food & Staples Retailing 0.99%

Fresh Market, Inc. (The)*	1,089	38
United Natural Foods, Inc.*	1,897	117
Total		155

Food Products 2.33%

Hain Celestial Group, Inc. (The)*	2,015	206
WhiteWave Foods Co. (The)*	4,374	159
Total		365

Health Care Equipment & Supplies 4.31%

Align Technology, Inc.*	3,063	158
DexCom, Inc.*	3,921	157
Insulet Corp.*	1,942	72
Wright Medical Group, Inc.*	3,237	98
ZELTIQ Aesthetics, Inc.*	8,404	190
Total		675

Health Care Providers & Services 4.38%

Air Methods Corp.*	2,865	159
ExamWorks Group, Inc.*	5,442	178
LifePoint Hospitals, Inc.*	1,651	114
Team Health Holdings, Inc.*	4,051	235
Total		686

Health Care Technology 1.83%

Medidata Solutions, Inc.*	2,349	104
Veeva Systems, Inc. Class A*	6,479	183
Total		287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.49%

Buffalo Wild Wings, Inc.*	36	$5
Chuy’s Holdings, Inc.*	3,552	111
Fiesta Restaurant Group, Inc.*	498	25
Sonic Corp.*	6,084	136
Zoe’s Kitchen, Inc.*	3,662	113
Total		390

Household Durables 1.66%

iRobot Corp.*	4,345	132
Tempur Sealy International, Inc.*	2,274	128
Total		260

Information Technology Services 1.76%

Blackhawk Network Holdings, Inc.*	786	26
EPAM Systems, Inc.*	3,917	172
EVERTEC, Inc.	396	9
Luxoft Holding, Inc. (Switzerland)*(a)	1,326	49
QIWI plc ADR	646	20
Total		276

Internet & Catalog Retail 1.24%

Coupons.com, Inc.*	2,854	34
zulily, Inc. Class A*	4,212	160
Total		194

Internet Software & Services 8.50%

Autohome, Inc. ADR*	854	36
Benefitfocus, Inc.*	2,263	61
comScore, Inc.*	5,379	196
CoStar Group, Inc.*	1,005	156
Criteo SA ADR*	3,414	115
Demandware, Inc.*	1,947	99
Gogo, Inc.*	6,608	111
GrubHub, Inc.*	4,469	153
MercadoLibre, Inc. (Argentina)(a)	1,463	159
Shutterstock, Inc.*	1,396	100
Xoom Corp.*	3,916	86
Yelp, Inc.*	898	61
Total		1,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 1.08%

Charles River Laboratories International, Inc.*	747	$45
Fluidigm Corp.*	1,812	44
PAREXEL International Corp.*	1,287	81
Total		170

Machinery 1.81%

Middleby Corp. (The)*	1,519	134
Woodward, Inc.	3,159	150
Total		284

Media 1.26%

Rentrak Corp.*	3,258	198

Metals & Mining 0.84%

Allegheny Technologies, Inc.	1,507	56
U.S. Silica Holdings, Inc.	1,200	75
Total		131

Oil, Gas & Consumable Fuels 2.35%

GasLog Ltd. (Monaco)(a)	4,260	94
Kodiak Oil & Gas Corp.*	11,003	149
Parsley Energy, Inc. Class A*	5,851	125
Total		368

Pharmaceuticals 1.96%

Akorn, Inc.*	2,600	95
Avanir Pharmaceuticals, Inc.*	6,803	81
Pacira Pharmaceuticals, Inc.*	1,251	121
Revance Therapeutics, Inc.*	528	10
Total		307

Professional Services 1.20%

Paylocity Holding Corp.*	3,355	66
TriNet Group, Inc.*	4,762	123
Total		189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Road & Rail 1.95%

Genesee & Wyoming, Inc. Class A*	832	$79
Knight Transportation, Inc.	8,249	227
Total		306

Semiconductors & Semiconductor Equipment 7.17%

Ambarella, Inc.*	1,979	86
Cavium, Inc.*	4,730	235
Intersil Corp. Class A	5,321	76
Rambus, Inc.*	11,677	146
SunEdison, Inc.*	7,625	144
SunPower Corp.*	5,204	176
Synaptics, Inc.*	2,323	170
Tessera Technologies, Inc.	3,421	91
Total		1,124

Software 6.52%

Fortinet, Inc.*	6,106	154
Materialise NV ADR*	3,101	35
Proofpoint, Inc.*	2,946	109
Qualys, Inc.*	2,865	76
Splunk, Inc.*	2,105	117
Synchronoss Technologies, Inc.*	4,809	220
Tableau Software, Inc. Class A*	1,620	118
Ultimate Software Group, Inc. (The)*	1,360	193
Total		1,022

Specialty Retail 2.48%

Asbury Automotive Group, Inc.*	163	11
Lithia Motors, Inc. Class A	489	37
Mattress Firm Holding Corp.*	3,082	185
Restoration Hardware Holdings, Inc.*	1,950	155
Total		388

Technology Hardware, Storage & Peripherals 1.83%

Cray, Inc.*	2,907	76
Nimble Storage, Inc.*	3,291	85
Stratasys Ltd.*	1,040	126
Total		287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.89%

Deckers Outdoor Corp.*	2,012	$196
Skechers U.S.A., Inc. Class A*	1,897	101
Total		297

Trading Companies & Distributors 1.19%

Air Lease Corp.	2,422	79
Rush Enterprises, Inc. Class A*	3,201	107
Total		186

Total Common Stocks (cost $15,012,099)		15,130

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.78%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $1,090,000 of U.S. Treasury Bond at 1.75% due 9/30/2019; value: $1,087,275; proceeds: $1,062,391 (cost $1,062,391)	$1,062	1,062

Total Investments in Securities 103.31% (cost $16,074,490)		16,192

Liabilities in Excess of Other Assets (3.31)%		(518)

Net Assets 100.00%		$15,674

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$15,130	$—	$—	$15,130
Repurchase Agreement	—	1,062	—	1,062
Total	$15,130	$1,062	$—	$16,192

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.62%

Aerospace & Defense 4.77%

General Dynamics Corp.	96,100	$12,213
TransDigm Group, Inc.	5,100	940
United Technologies Corp.	77,507	8,185
Total		21,338

Auto Components 1.15%

Johnson Controls, Inc.	117,100	5,152

Banks 12.99%

BB&T Corp.	171,800	6,393
Citizens Financial Group, Inc.*	224,000	5,246
East West Bancorp, Inc.	192,909	6,559
First Republic Bank	129,591	6,399
JPMorgan Chase & Co.	291,609	17,566
Signature Bank*	37,015	4,148
SunTrust Banks, Inc.	178,300	6,781
SVB Financial Group*	45,020	5,046
Total		58,138

Beverages 2.37%

PepsiCo, Inc.	113,700	10,584

Biotechnology 1.61%

Celgene Corp.*	29,380	2,785
Medivation, Inc.*	19,712	1,949
Puma Biotechnology, Inc.*	10,300	2,457
Total		7,191

Building Products 0.98%

USG Corp.*	159,300	4,379

Capital Markets 3.50%

Affiliated Managers Group, Inc.*	34,200	6,852
Artisan Partners Asset Management, Inc. Class A	51,718	2,692
Greenhill & Co., Inc.	99,600	4,631
Janus Capital Group, Inc.	100,900	1,467
Total		15,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Chemicals 1.26%

PPG Industries, Inc.	28,727	$5,652

Communications Equipment 2.04%

Cisco Systems, Inc.	362,200	9,117

Consumer Finance 4.04%

Capital One Financial Corp.	139,925	11,421
Discover Financial Services	103,500	6,664
Total		18,085

Diversified Telecommunication Services 1.60%

Verizon Communications, Inc.	142,900	7,144

Electric: Utilities 2.95%

Duke Energy Corp.	106,500	7,963
NextEra Energy, Inc.	55,606	5,220
Total		13,183

Food Products 1.62%

Mondelez International, Inc. Class A	212,213	7,271

Health Care Equipment & Supplies 1.08%

St. Jude Medical, Inc.	80,400	4,834

Health Care Providers & Services 5.80%

Community Health Systems, Inc.*	128,553	7,044
DaVita HealthCare Partners, Inc.*	101,905	7,453
Envision Healthcare Holdings, Inc.*	103,400	3,586
McKesson Corp.	40,500	7,884
Total		25,967

Hotels, Restaurants & Leisure 1.66%

Starwood Hotels & Resorts Worldwide, Inc.	89,500	7,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Household Products 2.16%

Colgate-Palmolive Co.	50,200	$3,274
Procter & Gamble Co. (The)	76,400	6,398
Total		9,672

Information Technology Services 1.77%

Vantiv, Inc. Class A*	257,000	7,941

Insurance 7.09%

Allstate Corp. (The)	172,834	10,607
Hartford Financial Services Group, Inc. (The)	263,645	9,821
Prudential Financial, Inc.	128,401	11,291
Total		31,719

Life Sciences Tools & Services 1.00%

Quintiles Transnational Holdings, Inc.*	80,100	4,468

Media 3.11%

CBS Corp. Class B	77,500	4,146
Comcast Corp. Class A	138,444	7,446
Starz Class A*	69,809	2,309
Total		13,901

Multi-Line Retail 1.51%

Kohl’s Corp.	110,500	6,744

Multi-Utilities 1.06%

Sempra Energy	45,146	4,758

Oil, Gas & Consumable Fuels 11.19%

Chevron Corp.	135,800	16,204
Devon Energy Corp.	103,200	7,036
Exxon Mobil Corp.	76,797	7,223
Marathon Oil Corp.	249,300	9,371
Occidental Petroleum Corp.	83,200	8,000
Phillips 66	27,500	2,236
Total		50,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Paper & Forest Products 1.03%

International Paper Co.	97,000	$4,631

Pharmaceuticals 5.35%

Actavis plc*	21,097	5,090
Bristol-Myers Squibb Co.	150,500	7,703
Eli Lilly & Co.	171,600	11,128
Total		23,921

Real Estate Investment Trusts 1.44%

Simon Property Group, Inc.	39,300	6,462

Semiconductors & Semiconductor Equipment 2.53%

Intel Corp.	325,200	11,323

Specialty Retail 1.17%

Foot Locker, Inc.	15,309	852
Gap, Inc. (The)	105,100	4,382
Total		5,234

Technology Hardware, Storage & Peripherals 4.88%

EMC Corp.	384,200	11,242
Hewlett-Packard Co.	299,300	10,616
Total		21,858

Textiles, Apparel & Luxury Goods 2.12%

Deckers Outdoor Corp.*	16,837	1,636
PVH Corp.	64,629	7,830
Total		9,466

Trading Companies & Distributors 1.79%

W.W. Grainger, Inc.	31,800	8,002

Total Common Stocks (cost $411,560,174)		441,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.87%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $3,980,000 of U.S. Treasury Note at 0.25% due 10/31/2014; value: $3,984,975; proceeds: $3,904,968 (cost $3,904,968)	$3,905	$3,905

Total Investments in Securities 99.49% (cost $415,465,142)		445,199

Other Assets in Excess of Liabilities 0.51%		2,261

Net Assets 100.00%		$447,460

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$441,294	$—	$—	$441,294
Repurchase Agreement	—	3,905	—	3,905
Total	$441,294	$3,905	$—	$445,199

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.29%

Aerospace & Defense 4.43%

General Dynamics Corp.	191,892	$24,387
TransDigm Group, Inc.	10,442	1,925
United Technologies Corp.	127,897	13,506
Total		39,818

Auto Components 0.95%

Johnson Controls, Inc.	194,100	8,540

Banks 12.97%

BB&T Corp.	316,100	11,762
Citizens Financial Group, Inc.*	443,700	10,392
East West Bancorp, Inc.	401,554	13,653
First Republic Bank	284,058	14,027
JPMorgan Chase & Co.	542,619	32,687
Signature Bank*	96,400	10,803
SunTrust Banks, Inc.	359,668	13,678
SVB Financial Group*	85,023	9,530
Total		116,532

Beverages 2.38%

PepsiCo, Inc.	229,600	21,373

Biotechnology 1.67%
Celgene Corp.*	50,928	4,827
Medivation, Inc.*	46,578	4,605
Puma Biotechnology, Inc.*	23,210	5,537
Total		14,969

Building Products 0.98%

USG Corp.*	321,000	8,824

Capital Markets 2.96%

Affiliated Managers Group, Inc.*	63,000	12,623
Artisan Partners Asset Management, Inc. Class A	82,712	4,305
Greenhill & Co., Inc.	208,900	9,712
Total		26,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Chemicals 1.28%

PPG Industries, Inc.	58,281	$11,466

Communications Equipment 2.08%

Cisco Systems, Inc.	741,500	18,664

Consumer Finance 4.31%

Capital One Financial Corp.	316,752	25,853
Discover Financial Services	200,100	12,885
Total		38,738

Diversified Telecommunication Services 1.59%

Verizon Communications, Inc.	286,600	14,327

Electric: Utilities 3.14%

Duke Energy Corp.	216,500	16,188
NextEra Energy, Inc.	127,942	12,011
Total		28,199

Food Products 1.42%

Mondelez International, Inc. Class A	373,198	12,788

Health Care Equipment & Supplies 1.13%

St. Jude Medical, Inc.	168,069	10,106

Health Care Providers & Services 5.82%

Community Health Systems, Inc.*	268,620	14,718
DaVita HealthCare Partners, Inc.*	188,100	13,758
Envision Healthcare Holdings, Inc.*	204,996	7,109
McKesson Corp.	85,900	16,722
Total		52,307

Hotels, Restaurants & Leisure 1.64%

Starwood Hotels & Resorts Worldwide, Inc.	177,500	14,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Household Products 2.38%

Colgate-Palmolive Co.	102,400	$6,679
Procter & Gamble Co. (The)	175,400	14,688
Total		21,367

Information Technology Services 1.81%

Vantiv, Inc. Class A*	525,900	16,250

Insurance 7.21%

Allstate Corp. (The)	336,072	20,625
Hartford Financial Services Group, Inc. (The)	577,785	21,522
Prudential Financial, Inc.	257,962	22,685
Total		64,832

Life Sciences Tools & Services 1.01%

Quintiles Transnational Holdings, Inc.*	163,006	9,092

Media 2.74%

CBS Corp. Class B	190,753	10,205
Comcast Corp. Class A	268,479	14,439
Total		24,644

Multi-Line Retail 1.58%

Kohl’s Corp.	232,900	14,214

Multi-Utilities 1.08%

Sempra Energy	91,784	9,672

Oil, Gas & Consumable Fuels 10.40%

Chevron Corp.	245,400	29,281
Devon Energy Corp.	185,400	12,641
Exxon Mobil Corp.	140,700	13,233
Marathon Oil Corp.	492,900	18,528
Occidental Petroleum Corp.	149,200	14,346
Phillips 66	66,700	5,423
Total		93,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Paper & Forest Products 1.01%

International Paper Co.	190,900	$9,114

Pharmaceuticals 5.28%

Actavis plc*	42,373	10,224
Bristol-Myers Squibb Co.	299,100	15,308
Eli Lilly & Co.	338,000	21,919
Total		47,451

Real Estate Investment Trusts 1.44%

Simon Property Group, Inc.	78,600	12,923

Semiconductors & Semiconductor Equipment 2.80%

Intel Corp.	722,700	25,164

Specialty Retail 0.89%

Foot Locker, Inc.	40,433	2,250
Gap, Inc. (The)	138,100	5,757
Total		8,007

Technology Hardware, Storage & Peripherals 5.06%

EMC Corp.	780,800	22,846
Hewlett-Packard Co.	639,000	22,666
Total		45,512

Textiles, Apparel & Luxury Goods 3.09%

PVH Corp.	127,100	15,398
VF Corp.	186,900	12,341
Total		27,739

Trading Companies & Distributors 1.76%

W.W. Grainger, Inc.	62,900	15,829

Total Common Stocks (cost $818,931,291)		883,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.23%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $10,310,000 of Federal National Mortgage Assoc. at Zero Coupon due 1/26/2015 and $940,000 of U.S. Treasury Note at 11.25% due 2/15/2015; Value: $11,302,584; proceeds: $11,077,739 (cost $11,077,739)	$11,078	$11,078

Total Investments in Securities 99.52% (cost $830,009,030)		894,401

Other Assets in Excess of Liabilities 0.48%		4,333

Net Assets 100.00%		$898,734

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$883,323	$—	$—	$883,323
Repurchase Agreement	—	11,078	—	11,078
Total	$883,323	$11,078	$—	$894,401

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.77%

Aerospace & Defense 0.88%

TransDigm Group, Inc.	4,174	$769

Auto Components 0.63%

BorgWarner, Inc.	10,561	556

Automobiles 0.64%

Harley-Davidson, Inc.	9,688	564

Banks 2.91%

Comerica, Inc.	10,590	528
East West Bancorp, Inc.	18,076	615
First Republic Bank	13,263	655
SVB Financial Group*	6,667	747
Total		2,545

Beverages 1.13%

Monster Beverage Corp.*	10,823	992

Biotechnology 4.27%

Alkermes plc (Ireland)*(a)	8,114	348
Incyte Corp., Ltd.*	8,099	397
Intercept Pharmaceuticals, Inc.*	624	148
Isis Pharmaceuticals, Inc.*	7,906	307
Medivation, Inc.*	9,944	983
Pharmacyclics, Inc.*	5,794	680
Vertex Pharmaceuticals, Inc.*	7,807	877
Total		3,740

Building Products 0.55%

Lennox International, Inc.	6,312	485

Capital Markets 3.90%

Affiliated Managers Group, Inc.*	8,677	1,738
Invesco Ltd.	17,607	695
TD Ameritrade Holding Corp.	29,361	980
Total		3,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Chemicals 1.38%

Huntsman Corp.	26,087	$678
RPM International, Inc.	11,636	533
Total		1,211

Commercial Services & Supplies 1.87%

Stericycle, Inc.*	7,699	897
Tyco International Ltd. (Switzerland)(a)	16,666	743
Total		1,640

Communications Equipment 2.08%

F5 Networks, Inc.*	6,778	805
Palo Alto Networks, Inc.*	10,405	1,020
Total		1,825

Containers & Packaging 0.61%

Ball Corp.	8,498	538

Distributors 1.01%

LKQ Corp.*	33,185	882

Diversified Financial Services 1.63%

Moody’s Corp.	15,134	1,430

Electrical Equipment 1.33%

AMETEK, Inc.	23,172	1,163

Energy Equipment & Services 1.34%

Cameron International Corp.*	12,356	820
Helmerich & Payne, Inc.	3,580	350
Total		1,170

Food Products 3.63%

Hershey Co. (The)	9,596	916
Keurig Green Mountain, Inc.	4,897	637
Mead Johnson Nutrition Co.	16,884	1,624
Total		3,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.20%

Cooper Cos., Inc. (The)	3,785	$589
Sirona Dental Systems, Inc.*	9,753	748
St. Jude Medical, Inc.	12,655	761
Zimmer Holdings, Inc.	7,019	706
Total		2,804

Health Care Providers & Services 4.85%

Centene Corp.*	7,830	648
Community Health Systems, Inc.*	14,181	777
Envision Healthcare Holdings, Inc.*	41,611	1,443
HCA Holdings, Inc.*	5,767	407
Universal Health Services, Inc. Class B	9,285	970
Total		4,245

Hotels, Restaurants & Leisure 2.78%

Hilton Worldwide Holdings, Inc.*	35,924	885
Starwood Hotels & Resorts Worldwide, Inc.	18,622	1,549
Total		2,434

Industrial Conglomerates 1.73%

Roper Industries, Inc.	10,370	1,517

Information Technology Services 2.18%

FleetCor Technologies, Inc.*	7,497	1,066
Vantiv, Inc. Class A*	27,188	840
Total		1,906

Insurance 1.36%

Lincoln National Corp.	22,221	1,191

Internet & Catalog Retail 1.98%

Expedia, Inc.	10,665	935
TripAdvisor, Inc.*	8,764	801
Total		1,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Internet Software & Services 7.22%

Akamai Technologies, Inc.*	21,342	$1,276
Cornerstone OnDemand, Inc.*	19,084	657
GrubHub, Inc.*	15,125	518
LinkedIn Corp. Class A*	5,102	1,060
Pandora Media, Inc.*	17,896	432
Twitter, Inc.*	36,830	1,900
Yelp, Inc.*	7,088	484
Total		6,327

Leisure Products 2.04%

Hasbro, Inc.	10,806	594
Polaris Industries, Inc.	7,944	1,190
Total		1,784

Life Sciences Tools & Services 1.53%

Agilent Technologies, Inc.	10,279	586
Quintiles Transnational Holdings, Inc.*	13,517	754
Total		1,340

Machinery 4.14%

IDEX Corp.	15,166	1,098
Ingersoll-Rand plc (Ireland)(a)	12,787	721
ITT Corp.	27,289	1,226
SPX Corp.	6,143	577
Total		3,622

Multi-Line Retail 3.12%

Dollar General Corp.*	12,639	772
Macy’s, Inc.	18,609	1,083
Nordstrom, Inc.	12,889	881
Total		2,736

Oil, Gas & Consumable Fuels 4.13%

Concho Resources, Inc.*	5,328	668
EQT Corp.	4,815	441
Memorial Resource Development Corp.*	14,453	392
ONEOK, Inc.	16,480	1,080
Parsley Energy, Inc. Class A*	38,983	831
Rice Energy, Inc.*	7,842	209
Total		3,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.63%

Mylan, Inc.*	21,218	$965
Perrigo Co. plc (Ireland)(a)	8,885	1,335
Total		2,300

Professional Services 3.56%

IHS, Inc. Class A*	10,297	1,289
Robert Half International, Inc.	25,020	1,226
Verisk Analytics, Inc. Class A*	9,897	603
Total		3,118

Real Estate Investment Trusts 1.40%

Crown Castle International Corp.	15,275	1,230

Real Estate Management & Development 0.78%

CBRE Group, Inc. Class A*	22,907	681

Semiconductors & Semiconductor Equipment 3.04%

Avago Technologies Ltd. (Singapore)(a)	12,965	1,128
Microchip Technology, Inc.	18,260	863
NXP Semiconductors NV (Netherlands)*(a)	9,794	670
Total		2,661

Software 4.45%

Activision Blizzard, Inc.	39,969	831
Electronic Arts, Inc.*	18,899	673
FireEye, Inc.*	13,233	404
Red Hat, Inc.*	15,503	871
ServiceNow, Inc.*	19,020	1,118
Total		3,897

Specialty Retail 5.88%

AutoZone, Inc.*	1,710	872
Tiffany & Co.	8,170	787
Tractor Supply Co.	15,647	963
Ulta Salon, Cosmetics & Fragrance, Inc.*	8,626	1,019
Urban Outfitters, Inc.*	21,861	802
Williams-Sonoma, Inc.	10,581	704
Total		5,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripheral 1.14%

SanDisk Corp.	10,146	$994

Textiles, Apparel & Luxury Goods 5.65%

Deckers Outdoor Corp.*	11,034	1,072
Ralph Lauren Corp.	9,301	1,532
Under Armour, Inc. Class A*	13,045	902
VF Corp.	21,822	1,441
Total		4,947

Wireless Telecommunication Services 1.19%

SBA Communications Corp. Class A*	9,382	1,040

Total Investments in Common Stock 99.77% (cost $81,816,901)		87,378

Other Assets in Excess of Liabilities 0.23%		198

Net Assets 100.00%		$87,576

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$87,378	$—	$—	$87,378
Total	$87,378	$—	$—	$87,378

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 94.20%

COMMON STOCKS 92.42%

Austria 0.78%

Machinery
Andritz AG	6,939	$370

Canada 0.62%

Metals & Mining
Teck Resources Ltd. Class B	15,600	295

China 3.51%

Independent Power and Renewable Electricity Producer 0.74%
China Resources Power Holdings Co., Ltd.	130,000	351
Internet Software & Services 1.29%
Baidu, Inc. ADR *	2,800	611
Oil, Gas & Consumable Fuels 0.61%
Kunlun Energy Co., Ltd.	200,000	288
Real Estate Management & Development 0.87%
China Overseas Land & Investment Ltd.	160,000	412
Total China		1,662

Denmark 1.75%

Diversified Telecommunication Services 0.89%
TDC A/S	55,477	421
Pharmaceuticals 0.86%
H Lundbeck A/S	18,229	407
Total Denmark		828

France 9.10%

Aerospace & Defense 1.40%
Safran SA	10,258	666
Banks 1.25%
BNP Paribas SA	8,899	590
Electric: Utilities 1.55%
Electricite de France SA	22,320	732
Electrical Equipment 0.73%
Schneider Electric SE	4,500	346
Insurance 1.57%
AXA SA	30,203	744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Pharmaceuticals 1.63%
Sanofi	6,832	$773
Textiles, Apparel & Luxury Goods 0.97%
Kering	2,280	460
Total France		4,311

Germany 6.63%

Automobiles 1.23%
Daimler AG Registered Shares	7,577	581
Banks 0.63%
Commerzbank AG *	20,105	301
Diversified Financial Services 0.67%
Deutsche Boerse AG	4,711	317
Health Care Providers & Services 1.57%
Fresenius SE & Co. KGaA	14,993	742
Industrial Conglomerates 1.65%
Siemens AG Registered Shares	6,540	780
Life Sciences Tools & Services 0.88%
MorphoSys AG *	4,267	419
Total Germany		3,140

Hong Kong 3.41%

Airlines 1.01%
Cathay Pacific Airways Ltd.	259,000	477
Electric: Utilities 1.15%
Cheung Kong Infrastructure Holdings Ltd.	78,000	547
Hotels, Restaurants & Leisure 1.25%
SJM Holdings Ltd.	311,380	594
Total Hong Kong		1,618

India 1.04%

Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	32,085	491

Indonesia 1.94%

Banks 1.05%
PT Bank Negara Indonesia (Persero) Tbk	1,100,117	499
Food Products 0.89%
PT Indofood Sukses Makmur Tbk	730,900	420
Total Indonesia		919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Italy 3.56%

Banks 1.09%
UniCredit SpA	65,399	$517
Gas Utilities 1.26%
Snam SpA	107,688	596
Oil, Gas & Consumable Fuels 1.21%
Eni SpA ADR	12,100	572
Total Italy		1,685

Japan 20.76%

Automobiles 2.52%
Nissan Motor Co., Ltd.	39,100	381
Toyota Motor Corp.	13,800	813
		1,194
Banks 2.27%
Bank of Yokohama Ltd. (The)	109,855	604
Sumitomo Mitsui Financial Group, Inc.	11,600	473
		1,077
Chemicals 1.55%
Asahi Kasei Corp.	90,715	736
Diversified Financial Services 0.97%
ORIX Corp.	33,200	458
Electrical Equipment 1.34%
Nidec Corp.	9,400	636
Electronic Equipment, Instruments & Components 2.09%
Hitachi Ltd.	129,500	989
Industrial Conglomerates 0.59%
Toshiba Corp.	60,000	278
Information Technology Services 1.84%
Obic Co., Ltd.	15,300	547
SCSK Corp.	12,100	325
		872
Machinery 1.26%
NSK Ltd.	42,000	598
Pharmaceuticals 0.47%
Daiichi Sankyo Co., Ltd.	14,100	221
Real Estate Management & Development 1.17%
Daiwa House Industry Co., Ltd.	31,000	556
Tobacco 0.71%
Japan Tobacco, Inc.	10,300	335
Trading Companies & Distributors 2.94%
Mitsubishi Corp.	31,900	653
Sumitomo Corp.	67,100	741
		1,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Wireless Telecommunication Services 1.04%
SoftBank Corp.	7,000	$491
Total Japan		9,835

Luxembourg 0.47%

Metals & Mining
ArcelorMittal Registered Shares	16,200	222

Mexico 0.94%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	252,720	445

Netherlands 6.92%

Banks 1.03%
ING Groep NV CVA *	34,188	489
Beverages 2.01%
Heineken Holding NV	14,394	952
Construction & Engineering 0.79%
Arcadis NV	11,336	375
Insurance 1.40%
Aegon NV	80,099	661
Oil, Gas & Consumable Fuels 1.69%
Royal Dutch Shell plc ADR	10,500	799
Total Netherlands		3,276

Norway 2.85%

Banks 1.75%
DNB ASA	44,325	830
Insurance 1.10%
Storebrand ASA *	93,856	522
Total Norway		1,352

Portugal 1.19%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	34,577	562

South Korea 3.36%

Semiconductors & Semiconductor Equipment 0.92%
SK Hynix, Inc. *	9,908	439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
South Korea (continued)

Technology Hardware, Storage & Peripheral 0.95%
Samsung Electronics Co., Ltd.	401	$450
Wireless Telecommunication Services 1.49%
SK Telecom Co., Ltd.	2,563	704
Total South Korea		1,593

Spain 1.55%

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	13,723	527
Obrascon Huarte Lain SA	6,150	206
		733
Sweden 2.65%

Diversified Telecommunication Services 1.47%
TeliaSonera AB	100,609	696
Machinery 1.18%
Alfa Laval AB	26,134	559
Total Sweden		1,255

Switzerland 1.78%

Pharmaceuticals
Roche Holding AG	2,844	843

Thailand 1.13%

Banks
Bangkok Bank Public Co., Ltd.	82,770	536

United Kingdom 15.41%

Airlines 0.79%
International Consolidated Airlines Group SA *	62,685	373
Banks 3.85%
Barclays plc	155,891	575
HSBC Holdings plc ADR	11,121	566
Lloyds Banking Group plc *	548,840	684
		1,825
Beverages 1.13%
Diageo plc	18,468	534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Electric: Utilities 0.93%
SSE plc	17,651	$443
Food Products 1.03%
Tate & Lyle plc	13,982	134
Unilever plc	8,399	352
		486
Household Durables 0.92%
Berkeley Group Holdings plc	11,927	435
Insurance 1.54%
Prudential plc	32,627	728
Media 1.50%
WPP plc	35,346	711
Metals & Mining 0.62%
Rio Tinto plc ADR	6,000	295
Oil, Gas & Consumable Fuels 0.19%
Genel Energy plc *	6,740	92
Pharmaceuticals 0.66%
GlaxoSmithKline plc	13,724	314
Tobacco 1.54%
Imperial Tobacco Group plc	16,868	728
Trading Companies & Distributors 0.71%
Ashtead Group plc	19,784	335
Total United Kingdom		7,299

United States 1.07%

Health Care Equipment & Supplies
ResMed, Inc.	10,300	508
Total Common Stocks (cost $43,667,195)		43,778

PREFERRED STOCKS 1.78%

Germany 1.06%

Automobiles
Volkswagen AG	2,409	500

Spain 0.72%

Biotechnology
Grifols SA Class B	9,624	343
Total Preferred Stocks (cost $1,007,268)		843
Total Long-Term Investments (cost $44,674,463)		44,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 4.07%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $1,975,000 of U.S. Treasury Note at 1.75% due 9/30/2019; value: $1,970,063; proceeds: $1,927,762 (cost $1,927,762)	$1,928	$1,928

Total Investments in Securities 98.27% (cost $46,602,225)		46,549

Foreign Cash and Other Assets in Excess of Liabilities 1.73%		819

Net Assets 100.00%		$47,368

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$43,778	$—	$—	$44,121
Preferred Stocks(3)	843	—	—	843
Repurchase Agreement	—	1,928	—	1,928
Total	$44,621	$1,928	$—	$46,549

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of September 30, 2014, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. As of December 31, 2013, the Fund utilized adjusted valuations for certain foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs for these foreign securities. For the period ended September 30, 2014, the total securities transfered from Level 2 to Level 1 were $10,279,355.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 96.50%

COMMON STOCKS 95.25%

Australia 1.67%

Commercial Services & Supplies 1.06%
Spotless Group Holdings Ltd. *	334,294	$530
Multi-Utilities 0.61%
DUET Group	141,725	301
Total Australia		831

Austria 0.86%

Semiconductors & Semiconductor Equipment
ams AG	11,201	427

Belgium 0.36%

Electric: Utilities
Elia System Operator SA	3,685	177

Brazil 0.73%

Multi-Line Retail
Magazine Luiza SA	117,400	364

Canada 1.19%

Commercial Services & Supplies 0.66%
Newalta Corp.	16,545	326
Metals & Mining 0.53%
HudBay Minerals, Inc.	30,802	263
Total Canada		589

China 3.15%

Energy Equipment & Services 0.41%
Hilong Holding Ltd.	484,000	206
Machinery 0.57%
Sinotruk Hong Kong Ltd.	522,500	283
Oil, Gas & Consumable Fuels 0.68%
China Suntien Green Energy Corp., Ltd. Class H	1,343,000	335
Water Utilities 1.49%
CT Environmental Group Ltd.	866,000	741
Total China		1,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.48%

Leisure Product
Amer Sports OYJ	36,479	$733

France 1.82%

Information Technology Services
Altran Technologies SA	87,465	903

Georgia 0.96%

Banks
TBC Bank JSC GDR *	30,000	477

Germany 9.99%

Auto Components 0.95%
ElringKlinger AG	16,012	474
Chemicals 1.76%
Symrise AG	16,471	877
Internet Software & Services 0.53%
XING AG	2,468	263
Life Sciences Tools & Services 2.42%
Gerresheimer AG	11,545	750
MorphoSys AG *	4,629	454
		1,204
Machinery 2.09%
Deutz AG	57,428	304
DMG MORI SEIKI AG	25,893	732
		1,036
Real Estate Management & Development 0.86%
Patrizia Immobilien AG *	31,730	426
Technology Hardware, Storage & Peripheral 1.38%
Wincor Nixdorf AG	13,369	685
Total Germany		4,965

Hong Kong 3.63%

Capital Markets 1.27%
Sun Hung Kai & Co., Ltd.	880,000	630
Communications Equipment 0.62%
VTech Holdings Ltd.	25,000	309
Hotels, Restaurants & Leisure 0.41%
REXLot Holdings Ltd.	1,975,000	201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Household Durables 1.16%
Techtronic Industries Co.	200,000	$578
Specialty Retail 0.17%
Esprit Holdings Ltd.	65,800	85
Total Hong Kong		1,803

India 2.51%

Consumer Finance 0.96%
SKS Microfinance Ltd. *	97,925	476
Thrifts & Mortgage Finance 1.55%
Indiabulls Housing Finance Ltd.	118,662	774
Total India		1,250

Indonesia 0.96%

Banks 0.37%
Bank Tabungan Negara Persero Tbk PT	1,928,200	185
Consumer Finance 0.59%
PT Clipan Finance Indonesia Tbk *	8,129,400	294
Total Indonesia		479

Ireland 1.57%

Health Care Providers & Services
UDG Healthcare plc	145,788	782

Italy 2.67%

Banks 0.52%
Banca Popolare di Milano Scarl *	321,794	260
Communications Equipment 0.70%
Telit Communications plc *	83,176	349
Textiles, Apparel & Luxury Goods 1.45%
Brunello Cucinelli SpA	10,795	225
Moncler SpA	34,471	492
		717
Total Italy		1,326

Japan 20.41%

Auto Components 1.12%
Toyo Tire & Rubber Co., Ltd.	32,600	557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Building Products 0.57%
Aica Kogyo Co., Ltd.	13,400	$285
Construction & Engineering 1.02%
SHO-BOND Holdings Co., Ltd.	13,000	506
Diversified Financial Services 0.86%
Century Tokyo Leasing Corp.	16,100	428
Electronic Equipment, Instruments & Components 2.08%
Hitachi High-Technologies Corp.	18,600	534
Topcon Corp.	22,000	501
		1,035
Food & Staples Retailing 1.39%
Sundrug Co., Ltd.	15,500	689
Food Products 0.34%
Toyo Suisan Kaisha Ltd.	5,000	166
Hotels, Restaurants & Leisure 0.94%
St. Marc Holdings Co., Ltd.	9,200	465
Household Durables 0.75%
Haseko Corp.	48,500	375
Information Technology Services 2.76%
NS Solutions Corp.	12,400	368
Obic Co., Ltd.	13,900	497
SCSK Corp.	18,900	508
		1,373
Machinery 2.73%
Nabtesco Corp.	26,300	630
NSK Ltd.	51,000	726
		1,356
Personal Products 1.42%
Aderans Co., Ltd.	15,218	190
Kobayashi Pharmaceutical Co., Ltd.	8,400	513
		703
Professional Services 1.08%
Temp Holdings Co., Ltd.	17,600	536
Real Estate Management & Development 0.92%
Takara Leben Co., Ltd.	122,100	454
Software 0.36%
NSD Co., Ltd.	11,500	181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Specialty Retail 1.25%
United Arrows Ltd.	16,800	$621
Wireless Telecommunication Services 0.82%
Okinawa Cellular Telephone Co.	15,200	409
Total Japan		10,139

Luxembourg 1.30%

Real Estate Management & Development
GAGFAH SA *	16,971	316
Grand City Properties SA *	24,173	329
		645

Mexico 1.06%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	300,000	528

Netherlands 4.57%

Construction & Engineering 2.14%
Arcadis NV	32,103	1,063
Machinery 1.23%
Aalberts Industries NV	23,547	610
Professional Services 1.20%
USG People NV	50,211	597
Total Netherlands		2,270

New Zealand 1.57%

Airlines
Air New Zealand Ltd.	516,551	782

Philippines 1.89%

Banks 0.85%
Rizal Commercial Banking Corp.	349,840	422
Real Estate Management & Development 1.04%
Filinvest Land, Inc.	14,662,000	516
Total Philippines		938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
Portugal 1.02%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	150,455	$507

Spain 1.90%

Banks 0.80%
Liberbank SA *	410,334	398
Food Products 1.10%
Ebro Foods SA	28,717	544
Total Spain		942

Sweden 4.09%

Commercial Services & Supplies 3.02%
Intrum Justitia AB	16,993	479
Loomis AB Class B	35,702	1,021
		1,500
Food & Staples Retailing 1.07%
Axfood AB	10,276	532
Total Sweden		2,032

Switzerland 2.25%

Capital Markets 0.32%
EFG International AG *	15,719	158
Household Durables 1.93%
Forbo Holding AG Registered Shares *	937	958
Total Switzerland		1,116

Taiwan 1.26%

Semiconductors & Semiconductor Equipment
Epistar Corp.	334,000	625

United Kingdom 20.38%

Capital Markets 1.96%
Ashmore Group plc	113,958	569
Jupiter Fund Management plc	70,030	404
		973
Chemicals 1.04%
Essentra plc	39,986	517
Diversified Financial Services 2.13%
Arrow Global Group plc	246,467	1,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Health Care Providers & Services 1.14%
Synergy Health plc	23,830	$566
Household Durables 1.04%
Berkeley Group Holdings plc	14,187	517
Independent Power and Renewable Electricity Producer 0.76%
APR Energy plc	42,746	376
Information Technology Services 0.91%
Innovation Group plc	978,486	452
Insurance 1.89%
Catlin Group Ltd.	78,358	663
Just Retirement Group plc *	130,842	278
		941
Multi-Line Retail 1.91%
B&M European Value Retail SA *	128,607	573
Poundland Group plc *	73,176	375
		948
Oil, Gas & Consumable Fuels 0.96%
Genel Energy plc *	16,328	223
Ophir Energy plc *	68,690	255
		478
Professional Services 3.40%
Exova Group plc *	164,187	470
Hays plc	242,552	457
Michael Page International plc	112,630	764
		1,691
Software 1.88%
Playtech plc	47,340	551
Tungsten Corp. plc *	62,476	385
		936
Specialty Retail 0.78%
Howden Joinery Group plc	70,200	386
Trading Companies & Distributors 0.58%
Diploma plc	25,640	287
Total United Kingdom		10,128
Total Common Stocks (cost $44,287,963)		47,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	U.S. $ Fair Value (000)
PREFERRED STOCK 1.25%

Germany

Machinery
Jungheinrich AG (cost $804,282)	11,044	$623
Total Long-Term Investments (cost $45,092,245)		47,946

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.52%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $775,000 of Federal National Mortgage Assoc. Discount Note at Zero Coupon due 1/26/2015; value: $775,000; proceeds: $755,334 (cost $755,334)	$755	755

Total Investments in Securities 98.02% (cost $45,847,579)		48,701

Foreign Cash and Other Assets in Excess of Liabilities 1.98%		984

Net Assets 100.00%		$49,685

GDR	Global Depositary Receipt.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks(3)	$47,323	$—	$—	$47,323
Preferred Stock(3)	623	—	—	623
Repurchase Agreement	—	755	—	755
Total	$47,946	$755	$—	$48,701

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of September 30, 2014, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. As of December 31, 2013, the Fund utilized adjusted valuations for certain foreign securities (as described in Note 2(a)) which resulted in Level 2 inputs for these foreign securities. For the period ended September 30, 2014, the total securities transferred from Level 2 to Level 1 were $18,440,986.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 3.88%

Alliant Techsystems, Inc.	25,600	$3,267
Exelis, Inc.	371,400	6,143
Triumph Group, Inc.	96,200	6,258
Vectrus, Inc.*	7,633	149
Total		15,817

Banks 9.77%

CIT Group, Inc.	112,900	5,189
Citizens Financial Group, Inc.*	241,700	5,661
Comerica, Inc.	107,000	5,335
East West Bancorp, Inc.	105,000	3,570
First Republic Bank	77,900	3,847
M&T Bank Corp.	68,400	8,433
SunTrust Banks, Inc.	205,900	7,830
Total		39,865

Building Products 1.58%

Armstrong World Industries, Inc.*	114,700	6,423

Capital Markets 5.05%

Affiliated Managers Group, Inc.*	15,400	3,086
Ares Capital Corp.	253,000	4,088
Greenhill & Co., Inc.	68,700	3,194
Invesco Ltd.	207,100	8,176
Janus Capital Group, Inc.	140,700	2,046
Total		20,590

Chemicals 3.50%

Albemarle Corp.	104,700	6,167
Axiall Corp.	86,400	3,094
CF Industries Holdings, Inc.	18,000	5,026
Total		14,287

Commercial Services & Supplies 1.38%

Tyco International Ltd. (Switzerland)(a)	126,000	5,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Construction & Engineering 1.04%

Jacobs Engineering Group, Inc.*	86,700	$4,233

Electric: Utilities 5.39%

Edison International	118,800	6,643
ITC Holdings Corp.	115,800	4,126
Portland General Electric Co.	191,600	6,154
PPL Corp.	154,500	5,074
Total		21,997

Electronic Equipment, Instruments & Components 0.68%

TE Connectivity Ltd. (Switzerland)(a)	50,400	2,787

Energy Equipment & Services 1.28%

Superior Energy Services, Inc.	90,553	2,977
Tidewater, Inc.	57,500	2,244
Total		5,221

Food Products 3.17%

ConAgra Foods, Inc.	190,000	6,278
Pinnacle Foods, Inc.	204,000	6,660
Total		12,938

Health Care Equipment & Supplies 0.97%

St. Jude Medical, Inc.	65,700	3,950

Health Care Providers & Services 4.90%

Cardinal Health, Inc.	81,867	6,133
Cigna Corp.	67,600	6,131
Community Health Systems, Inc.*	76,000	4,164
Universal Health Services, Inc. Class B	33,900	3,543
Total		19,971

Hotels, Restaurants & Leisure 2.63%

Hyatt Hotels Corp. Class A*	57,500	3,480
Wyndham Worldwide Corp.	89,100	7,240
Total		10,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Household Durables 3.11%

Jarden Corp.*	99,600	$5,987
Lennar Corp. Class A	84,300	3,274
Whirlpool Corp.	23,600	3,437
Total		12,698

Information Technology Services 2.49%

Fidelity National Information Services, Inc.	121,900	6,863
VeriFone Systems, Inc.*	95,845	3,295
Total		10,158

Insurance 9.72%

Allstate Corp. (The)	103,000	6,321
Argo Group International Holdings Ltd.	79,700	4,010
Hartford Financial Services Group, Inc. (The)	245,500	9,145
Lincoln National Corp.	134,000	7,180
Marsh & McLennan Cos., Inc.	80,800	4,229
XL Group plc (Ireland)(a)	263,600	8,743
Total		39,628

Life Sciences Tools & Services 1.16%

PerkinElmer, Inc.	108,700	4,739

Machinery 1.29%

Stanley Black & Decker, Inc.	59,204	5,257

Metals & Mining 2.68%

Allegheny Technologies, Inc.	151,700	5,628
Reliance Steel & Aluminum Co.	77,400	5,294
Total		10,922

Multi-Line Retail 0.99%

Macy’s, Inc.	69,300	4,032

Multi-Utilities 2.47%

CMS Energy Corp.	144,200	4,277
Sempra Energy	55,000	5,796
Total		10,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 6.05%

Cimarex Energy Co.	66,000	$8,351
CONSOL Energy, Inc.	111,500	4,221
EQT Corp.	68,100	6,234
Gulfport Energy Corp.*	59,000	3,150
Tesoro Corp.	44,500	2,714
Total		24,670

Paper & Forest Products 1.86%

International Paper Co.	159,000	7,591

Pharmaceuticals 3.74%

Actavis plc*	17,300	4,174
Mallinckrodt plc*	73,800	6,653
Mylan, Inc.*	97,400	4,431
Total		15,258

Real Estate Investment Trusts 5.85%

BioMed Realty Trust, Inc.	200,376	4,048
Boston Properties, Inc.	53,800	6,228
Camden Property Trust	73,800	5,057
DDR Corp.	261,700	4,378
Macerich Co. (The)	64,900	4,143
Total		23,854

Real Estate Management & Development 2.36%

Jones Lang LaSalle, Inc.	53,300	6,734
Realogy Holdings Corp.*	77,800	2,894
Total		9,628

Road & Rail 2.54%

Con-way, Inc.	90,000	4,275
Ryder System, Inc.	67,700	6,091
Total		10,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2014

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.71%

Broadcom Corp. Class A	182,000	$7,357
NVIDIA Corp.	232,923	4,297
NXP Semiconductors NV (Netherlands)*(a)	50,900	3,483
Total		15,137

Software 0.88%

Electronic Arts, Inc.*	100,500	3,579

Technology Hardware, Storage & Peripheral 1.22%

SanDisk Corp.	50,917	4,987

Textiles, Apparel & Luxury Goods 1.35%

PVH Corp.	45,500	5,512

Trading Companies & Distributors 0.73%

WESCO International, Inc.*	38,100	2,982

Total Common Stocks (cost $342,595,526)		405,486

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.74%

Repurchase Agreement

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $3,055,000 of U.S. Treasury Note at 0.25% due 10/31/2014; value: $3,058,819; proceeds: $2,998,224 (cost $2,998,224)	$2,998	2,998

Total Investments in Securities 100.16% (cost $345,593,750)		408,484

Liabilities in Excess of Other Assets (0.16)%		(634)

Net Assets 100.00%		$407,850

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$405,486	$—	$—	$405,486
Repurchase Agreement	—	2,998	—	2,998
Total	$405,486	$2,998	$—	$408,484

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.95%

ASSET-BACKED SECURITIES 13.73%

Automobiles 7.69%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$19	$18,772
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	30	30,001
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	10	9,709
AmeriCredit Automobile Receivables Trust 2013-2 A3	0.65%	12/8/2017	25	25,017
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	25	25,015
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	5	5,006
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	25	25,048
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	15	15,435
CarMax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	25	25,003
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	15	15,057
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	17	16,773
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	74	74,061
Nissan Auto Lease Trust 2014-A A3	0.80%	2/15/2017	65	64,985
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	6	6,254
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	6	6,009
Santander Drive Auto Receivables Trust 2013-5 A3	0.82%	2/15/2018	15	15,018
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	60	59,933
World Omni Auto Receivables Trust 2014-A A2	0.43%	5/15/2017	25	25,006
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	15	14,996
Total				477,098

Credit Cards 1.62%

Chase Issuance Trust 2012-A3	0.79%	6/15/2017	100	100,269

Home Equity 0.39%

Home Equity Asset Trust 2006-8 2A2	0.265%#	3/25/2037	24	23,883

Other 4.03%

HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%	11/15/2046	100	100,206
Nomura CRE CDO Ltd. 2007-2A A1A†	0.484%#	5/21/2042	47	46,257
SLM Student Loan Trust 2012-A A1†	1.554%#	8/15/2025	49	49,111
SLM Student Loan Trust 2012-E A1†	0.904%#	10/16/2023	54	54,433
Total				250,007

Total Asset-Backed Securities (cost $850,236)				$851,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 41.18%

Advertising 0.12%

Alliance Data Systems Corp.†	6.375%	4/1/2020	$7	$7,245

Aerospace/Defense 0.25%

Exelis, Inc.	4.25%	10/1/2016	15	15,790

Auto Parts: Original Equipment 0.59%

Accuride Corp.	9.50%	8/1/2018	5	5,219
Delphi Corp.	6.125%	5/15/2021	19	20,900
Hertz Corp. (The)	7.50%	10/15/2018	5	5,188
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	5	5,312
Total				36,619

Banks: Money Center 0.03%

Bank of America Corp.	5.25%	12/1/2015	2	2,095

Banks: Regional 2.36%

Associated Banc-Corp.	5.125%	3/28/2016	2	2,113
Citigroup, Inc.	5.50%	2/15/2017	15	16,269
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	25	27,159
Morgan Stanley	3.00%	8/31/2015	50	50,875
National City Corp.	6.875%	5/15/2019	5	5,931
Popular, Inc.	7.00%	7/1/2019	2	2,020
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%	9/18/2015	35	35,527
Royal Bank of Scotland NV (Netherlands)(a)	4.65%	6/4/2018	2	2,068
Royal Bank of Scotland plc (The) (United Kingdom)(a)	9.50%	3/16/2022	4	4,569
Total				146,531

Biotechnology Research & Production 0.12%

STHI Holding Corp.†	8.00%	3/15/2018	7	7,254

Brokers 0.40%

Jefferies Group LLC	8.50%	7/15/2019	20	24,812

Building Materials 0.64%

Ainsworth Lumber Co., Ltd. (Canada)†(a)	7.50%	12/15/2017	5	5,200
Building Materials Corp. of America†	7.00%	2/15/2020	20	20,900
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	10	10,025
Owens Corning, Inc.	9.00%	6/15/2019	3	3,668
Total				39,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.35%

Ceridian LLC/Comdata, Inc.†	8.125%	11/15/2017	$2	$2,008
Expedia, Inc.	7.456%	8/15/2018	8	9,364
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	6	6,075
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	4	4,200
Total				21,647

Chemicals 0.38%

Celanese US Holdings LLC	6.625%	10/15/2018	5	5,171
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	2	2,050
Taminco Global Chemical Corp. (Belgium)†(a)	9.75%	3/31/2020	15	16,594
Total				23,815

Coal 0.62%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	10	10,425
CONSOL Energy, Inc.	8.25%	4/1/2020	17	17,829
Penn Virginia Corp.	7.25%	4/15/2019	10	10,050
Total				38,304

Computer Hardware 0.07%

DynCorp International, Inc.	10.375%	7/1/2017	5	4,388

Computer Service 0.43%

Computer Sciences Corp.	6.50%	3/15/2018	25	26,875

Computer Software 0.80%

Aspect Software, Inc.	10.625%	5/15/2017	11	10,972
Brocade Communications Systems, Inc.	6.875%	1/15/2020	10	10,438
First Data Corp.†	8.25%	1/15/2021	2	2,130
First Data Corp.	12.625%	1/15/2021	5	6,000
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	5	5,400
SRA International, Inc.	11.00%	10/1/2019	5	5,350
SunGard Data Systems, Inc.	7.625%	11/15/2020	9	9,450
Total				49,740

Consumer Products 0.15%

Avon Products, Inc.	4.60%	3/15/2020	9	9,204

Containers 0.42%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	20	20,725
Tekni-Plex, Inc.†	9.75%	6/1/2019	5	5,462
Total				26,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.26%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	$14	$13,738
Bombardier, Inc. (Canada)†(a)	7.75%	3/15/2020	2	2,190
Total				15,928

Drugs 0.91%

Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	18	17,989
Mylan, Inc.†	7.875%	7/15/2020	35	38,185
Total				56,174

Electric: Power 0.79%

Duquesne Light Holdings, Inc.	5.50%	8/15/2015	8	8,309
Pepco Holdings, Inc.	2.70%	10/1/2015	40	40,701
Total				49,010

Electronics 0.23%

Jabil Circuit, Inc.	8.25%	3/15/2018	12	14,010

Electronics: Semi-Conductors/Components 0.11%

Freescale Semiconductor, Inc.	10.75%	8/1/2020	6	6,675

Energy Equipment & Services 0.74%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	15	16,694
Energy Transfer Partners LP	9.00%	4/15/2019	16	20,069
Energy Transfer Partners LP	9.70%	3/15/2019	7	8,966
Total				45,729

Engineering & Contracting Services 0.20%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2	2,010
URS Corp.	3.85%	4/1/2017	10	10,327
Total				12,337

Entertainment 0.81%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	22	22,907
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	12	12,443
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	3	3,225
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	4	4,325
Vail Resorts, Inc.	6.50%	5/1/2019	7	7,337
Total				50,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.23%

Air Lease Corp.	4.50%	1/15/2016	$18	$18,675
Air Lease Corp.	5.625%	4/1/2017	27	29,194
Bank of America Corp.	7.80%	9/15/2016	35	39,238
Countrywide Financial Corp.	6.25%	5/15/2016	35	37,740
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	5	5,173
Fidelity National Financial, Inc.	6.60%	5/15/2017	5	5,566
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	25	29,094
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	9	9,877
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5	5,425
Western Union Co. (The)	3.35%	5/22/2019	20	20,570
Total				200,552

Financial: Miscellaneous 0.21%

Ford Motor Credit Co. LLC	4.207%	4/15/2016	4	4,185
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	8	8,760
Total				12,945

Food 0.50%

Big Heart Pet Brands	7.625%	2/15/2019	10	9,950
US Foods, Inc.	8.50%	6/30/2019	20	21,225
Total				31,175

Gaming 0.50%

CCM Merger, Inc.†	9.125%	5/1/2019	7	7,420
Isle of Capri Casinos, Inc.	7.75%	3/15/2019	3	3,142
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	11	11,000
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	5	5,225
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	4	4,250
Total				31,037

Health Care 0.11%

VWR Funding, Inc.†	10.75%	6/30/2017	7	7,004

Health Care Products 0.43%

Biomet, Inc.	6.50%	8/1/2020	6	6,375
Biomet, Inc.	6.50%	10/1/2020	10	10,525
Immucor, Inc.	11.125%	8/15/2019	9	9,765
Total				26,665

Health Care Services 1.11%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	3	3,211
DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	7	7,363
HCA Holdings, Inc.	7.75%	5/15/2021	6	6,428
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	11	11,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Omega Healthcare Investors, Inc.	6.75%	10/15/2022	$23	$24,552
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	15	15,881
Total				68,985

Hospital Management 0.09%

United Surgical Partners International, Inc.	9.00%	4/1/2020	5	5,412

Industrial Products 0.12%

Mueller Water Products, Inc.	7.375%	6/1/2017	7	7,149

Insurance 0.96%

CNO Financial Group, Inc.†	6.375%	10/1/2020	5	5,325
Kemper Corp.	6.00%	11/30/2015	10	10,530
UnumProvident Finance Co. plc (United Kingdom)†(a)	6.85%	11/15/2015	35	37,164
Willis North America, Inc.	6.20%	3/28/2017	6	6,563
Total				59,582

Investment Management Companies 0.76%

Ares Capital Corp.	4.875%	11/30/2018	11	11,638
Nuveen Investments, Inc.	5.50%	9/15/2015	8	8,280
Nuveen Investments, Inc.†	9.125%	10/15/2017	25	26,875
Total				46,793

Leasing 0.22%

Aviation Capital Group Corp.†	3.875%	9/27/2016	4	4,116
Aviation Capital Group Corp.†	4.625%	1/31/2018	7	7,303
Aviation Capital Group Corp.†	7.125%	10/15/2020	2	2,321
Total				13,740

Leisure 0.20%

Central Garden and Pet Co.	8.25%	3/1/2018	5	5,112
Seneca Gaming Corp.†	8.25%	12/1/2018	5	5,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	2	2,133
Total				12,495

Lodging 1.03%

Host Hotels & Resorts LP	6.00%	11/1/2020	55	58,763
Marina District Finance Co., Inc.	9.875%	8/15/2018	5	5,256
Total				64,019

Machinery: Agricultural 0.15%

Lorillard Tobacco Co.	6.875%	5/1/2020	8	9,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.09%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	$5	$5,437

Media 0.38%

Gannett Co., Inc.	7.125%	9/1/2018	5	5,194
Sirius XM Radio, Inc.†	5.25%	8/15/2022	5	5,237
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	12	13,020
Total				23,451

Merchandising 0.17%

Kemet Corp.	10.50%	5/1/2018	10	10,512

Metals & Minerals: Miscellaneous 1.36%

Glencore Finance Canada Ltd. (Canada)†(a)	2.05%	10/23/2015	30	30,343
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	25	26,008
IAMGOLD Corp. (Canada)†(a)	6.75%	10/1/2020	3	2,550
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	12	12,425
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	12	12,825
Total				84,151

Natural Gas 0.10%

Bill Barrett Corp.	7.625%	10/1/2019	6	6,225

Oil 2.29%

Chaparral Energy, Inc.	8.25%	9/1/2021	9	9,675
Continental Resources, Inc.	7.125%	4/1/2021	15	16,650
Continental Resources, Inc.	7.375%	10/1/2020	25	27,531
DCP Midstream LLC†	9.75%	3/15/2019	5	6,409
Ecopetrol SA (Colombia)(a)	4.25%	9/18/2018	20	21,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	9	9,000
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	15	16,731
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	5	5,287
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	9	9,697
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	4	3,160
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	5	5,425
Seventy Seven Operating LLC	6.625%	11/15/2019	4	4,130
Whiting Petroleum Corp.	6.50%	10/1/2018	7	7,245
Total				142,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 1.71%

Access Midstream Partners LP/ACMP Finance Corp.	5.875%	4/15/2021	$22	$23,320
Cimarex Energy Co.	5.875%	5/1/2022	5	5,400
Enbridge Energy Partners LP	6.50%	4/15/2018	15	17,179
Enbridge Energy Partners LP	9.875%	3/1/2019	6	7,781
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	15,064
Forest Oil Corp.	7.25%	6/15/2019	5	4,700
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	2	2,090
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	2	2,270
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.375%	6/1/2020	4	4,380
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	5	5,206
Regency Energy Partners LP/Regency Energy Finance Corp.†	8.375%	6/1/2019	2	2,130
Sunoco, Inc.	5.75%	1/15/2017	2	2,179
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	7.875%	10/15/2018	5	5,222
W&T Offshore, Inc.	8.50%	6/15/2019	9	9,360
Total				106,281

Oil: Integrated Domestic 2.47%

Basic Energy Services, Inc.	7.75%	2/15/2019	10	10,400
Carrizo Oil & Gas, Inc.	8.625%	10/15/2018	10	10,419
El Paso Pipeline Partners Operating Co. LLC	4.10%	11/15/2015	5	5,169
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	3	3,448
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	5	5,871
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	2	2,494
Newfield Exploration Co.	6.875%	2/1/2020	25	26,188
Newfield Exploration Co.	7.125%	5/15/2018	5	5,146
Pioneer Energy Services Corp.	9.875%	3/15/2018	11	11,581
Plains Exploration & Production Co.	6.50%	11/15/2020	4	4,390
Plains Exploration & Production Co.	6.625%	5/1/2021	45	49,388
Plains Exploration & Production Co.	8.625%	10/15/2019	12	12,586
Rowan Cos., Inc.	7.875%	8/1/2019	5	6,051
Total				153,131

Oil: Integrated International 1.73%

Petrobras Global Finance BV (Netherlands)(a)	1.852%#	5/20/2016	20	20,030
Petrobras Global Finance BV (Netherlands)(a)	2.595%#	3/17/2017	25	25,342
Petrobras International Finance Co. (Luxembourg)(a)	3.50%	2/6/2017	10	10,199
Petroleos Mexicanos (Mexico)(a)	2.254%#	7/18/2018	25	26,187
Transocean, Inc.	6.50%	11/15/2020	7	7,447
Weatherford International Ltd.	9.625%	3/1/2019	14	17,990
Total				107,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.29%

Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	$9	$9,427
Exopack Holding Corp.†	10.00%	6/1/2018	8	8,630
Total				18,057

Real Estate Investment Trusts 3.45%

American Tower Corp.	7.25%	5/15/2019	17	20,299
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	5	5,000
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	13	12,920
CBRE Services, Inc.	6.625%	10/15/2020	2	2,108
DDR Corp.	7.50%	7/15/2018	5	5,891
DDR Corp.	9.625%	3/15/2016	15	16,844
Digital Realty Trust LP	5.875%	2/1/2020	12	13,348
EPR Properties	7.75%	7/15/2020	4	4,840
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,230
Iron Mountain, Inc.	8.375%	8/15/2021	14	14,595
Kilroy Realty LP	4.80%	7/15/2018	25	27,019
Mid-America Apartments LP	6.05%	9/1/2016	5	5,421
Reckson Operating Partnership LP	6.00%	3/31/2016	25	26,629
Regency Centers LP	5.25%	8/1/2015	35	36,303
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part	7.75%	3/15/2020	10	11,903
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership	5.00%	8/15/2018	8	8,627
Total				213,977

Restaurants 0.25%

Darden Restaurants, Inc.	6.20%	10/15/2017	14	15,597

Retail 1.29%

Burger King Corp.	9.875%	10/15/2018	6	6,330
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	11	10,450
DBP Holding Corp.†	7.75%	10/15/2020	3	2,640
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	4	4,090
New Academy Finance Co. LLC/New Academy Finance Corp. PIK†	8.00%	6/15/2018	10	10,000
Party City Holdings, Inc.	8.875%	8/1/2020	7	7,595
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	10	10,175
QVC, Inc.†	7.375%	10/15/2020	27	28,770
Total				80,050

Savings & Loan 0.53%

Santander Holdings USA, Inc.	3.00%	9/24/2015	30	30,553
Santander Holdings USA, Inc.	4.625%	4/19/2016	2	2,108
Total				32,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.53%

Vale Overseas Ltd. (Brazil)(a)	6.25%	1/23/2017	$30	$33,086

Telecommunications 1.31%

Cincinnati Bell, Inc.	8.75%	3/15/2018	9	9,351
Consolidated Communications Finance Co.	10.875%	6/1/2020	8	9,230
GTE Corp.	6.84%	4/15/2018	5	5,816
Intelsat Jackson Holdings SA (Luxembourg)(a)	8.50%	11/1/2019	9	9,436
Level 3 Communications, Inc.	11.875%	2/1/2019	10	10,850
MetroPCS Wireless, Inc.	7.875%	9/1/2018	28	29,116
Windstream Corp.	8.125%	9/1/2018	7	7,305
Total				81,104

Telephone-Long Distance 0.36%

America Movil SAB de CV (Mexico)(a)	5.625%	11/15/2017	20	22,330

Textile Products 0.17%

Polymer Group, Inc.	7.75%	2/1/2019	10	10,400

Tobacco 0.04%

Reynolds American, Inc.	7.75%	6/1/2018	2	2,362

Transportation: Miscellaneous 0.64%

Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	35	35,654
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	4	4,195
Total				39,849

Truckers 0.19%

Con-way, Inc.	7.25%	1/15/2018	10	11,516

Utilities: Miscellaneous 0.29%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17	18,020

Wholesale 0.14%

Interline Brands, Inc. PIK	10.00%	11/15/2018	8	8,380
Total Corporate Bonds (cost $2,564,599)				$2,553,305

FLOATING RATE LOANS(b) 3.95%

Aerospace/Defense 0.25%

Alliant Techsystems, Inc. Term Loan B	3.50% - 5.00%	11/1/2020	4	3,975
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	7	6,926
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	5	4,954
Total				15,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Apparel 0.07%

PVH Corp. Tranche B Term Loan	3.25%	2/13/2020		$4	$4,191

Banks: Money Center 0.06%

Ocwen Loan Servicing Initial Term Loan	5.00%	2/15/2018		4	3,929

Consumer Products 0.06%

Hanesbrands, Inc. EUR Term Loan	—	8/27/2021	EUR	3	3,812

Energy Equipment & Services 0.12%

Offshore Group Investment Ltd. 2nd Term Loan	5.75%	3/28/2019		$5	4,796
Templar Energy LLC 2nd Lien Term Loan	8.50%	11/25/2020		3	2,914
Total					7,710

Financial Services 0.10%

Nuveen Investments, Inc. Tranche B 1st Lien Term Loan	4.15%	5/15/2017		3	2,996
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan	6.50%	2/28/2019		3	3,014
Total					6,010

Food 0.19%

Aramark Corp. Term Loan E	3.25%	9/7/2019		7	6,684
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020		5	5,106
Total					11,790

Gaming 0.50%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020		15	14,849
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020		16	16,312
Total					31,161

Health Care 0.83%

Capsugel Holdings US, Inc. Initial Term Loan	3.50%	8/1/2018		2	1,864
Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan (Denmark)	1.975%	10/30/2017		5	4,794
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.234%	8/7/2019		33	32,891
Mallinckrodt International Finance S.A. Incremental Term Loan B1 (Luxembourg)(a)	3.50%	3/19/2021		3	2,963
Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.50%	3/19/2021		7	6,863
PharMedium Healthcare Corp. 2nd Lien Initial Term Loan	7.75%	1/28/2022		2	1,983
Total					51,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.07%

Biomet, Inc. Dollar Term Loan B2	3.65% - 3.733%	7/25/2017	$5	$4,656

Media 0.78%

AMC Networks, Inc. Term Loan A	2.151%	6/30/2017	30	29,873
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	10	9,672
CSC Holdings LLC Term Loan B	2.65%	4/17/2020	9	8,607
Total				48,152

Metals & Minerals: Miscellaneous 0.02%

American Rock Salt Co. LLC 2nd Lien Delayed Draw Term Loan	8.00%	5/16/2022	1	1,013

Services 0.31%

Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan	7.50%	7/25/2022	3	2,965
Hertz Corp. (The) Letter of Credit Term Loan	2.75%	3/9/2018	5	4,938
Kasima LLC Term Loan	3.25%	5/17/2021	11	10,576
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	1	1,005
Total				19,484

Technology 0.13%

Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	8	7,919

Telecommunications 0.31%

Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	19	18,975

Utilities 0.15%

Panda Temple Power II LLC Advance Construction Term Loan	7.25%	4/3/2019	5	5,125
Texas Competitive Electric Holdings Co. LLC DIP 2014 Delayed Draw Term Loan	3.75%	5/5/2016	4	4,025
Total				9,150

Total Floating Rate Loans (cost $246,849)				$245,165

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.70%

Dominican Republic 0.13%

Dominican Republic†	9.04%	1/23/2018	8	8,339

Mexico 0.37%

United Mexican States	5.95%	3/19/2019	20	22,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Philippines 0.32%

Republic of Philippines	9.875%		1/15/2019	$15	$19,613

Poland 0.88%

Republic of Poland	5.00%		10/19/2015	30	31,402
Republic of Poland	6.375%		7/15/2019	20	23,550
Total					54,952

Total Foreign Government Obligations (cost $105,984)					$105,784

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.98%

Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	42	43,392
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	10	10,240
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	25	25,038
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	50	49,849
Government National Mortgage Assoc. 2014-64 IO	1.309	%#	12/16/2054	497	46,477
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	2	2,001
Government National Mortgage Assoc. 2014-78 IO	1.002	%#	3/16/2056	100	7,736
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $184,141)					$184,733

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.53%

Federal Home Loan Mortgage Corp.	2.331	%#	11/1/2038	58	61,777
Federal Home Loan Mortgage Corp.	2.427	%#	6/1/2041	29	30,834
Federal Home Loan Mortgage Corp.	3.124	%#	10/1/2043	44	45,286
Federal National Mortgage Assoc.	2.406	%#	10/1/2036	88	94,483
Federal National Mortgage Assoc.	2.898	%#	6/1/2042	47	48,316
Total Government Sponsored Enterprises Pass-Throughs (cost $280,143)					$280,696

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.71%

Citigroup Commercial Mortgage Trust 2007-C6 AM	5.71	%#	12/10/2049	25	27,168
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%		9/10/2046	100	103,511
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#	1/12/2030	100	100,860
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	35	34,582
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.04	%#	12/10/2049	50	54,866
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.38	%#	7/16/2034	25	27,843
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%		3/10/2039	35	39,572
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	50	53,968
Commercial Mortgage Pass-Through Certificates 2012-CR1 A2	2.35%		5/15/2045	20	20,347
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1†	0.099	%#	9/10/2047	2,000	27,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.354%#	12/20/2054	$20	$19,665
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%	2/10/2046	100	100,332
GS Mortgage Securities Corp. II 2013-KING B†	3.241%	12/10/2027	100	101,230
GS Mortgage Securities Trust 2012-GC6 XA†	2.134%#	1/10/2045	384	42,500
GS Mortgage Securities Trust 2012-GCJ7 A2	2.318%	5/10/2045	10	10,169
GS Mortgage Securities Trust 2013-GC14 A1	1.217%	8/10/2046	74	73,678
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%	11/13/2044	100	104,152
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%	2/15/2047	50	51,178
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	50	53,728
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	25	27,005
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 XA	1.861%#	2/15/2046	468	43,395
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A1	0.777%	12/15/2048	73	72,718
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.592%#	4/12/2049	50	53,767
Morgan Stanley Capital I Trust 2007-T25 AM	5.544%	11/12/2049	50	54,294
TimberStar Trust 1 2006-1A A†	5.668%	10/15/2036	50	53,774
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	10	10,714
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	100	107,822

Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,478,009)				$1,470,184

U.S. TREASURY OBLIGATION 1.17%

U.S. Treasury Note (cost $72,679)	2.125%	12/31/2015	71	72,670

Total Long-Term Investments (cost $5,782,640)				$5,763,794

SHORT-TERM INVESTMENTS 10.30%

CORPORATE BONDS 3.61%

Banks: Regional 0.36%

Royal Bank of Scotland Group plc (United Kingdom)(a)	5.00%	10/1/2014	10	10,000
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.05%	1/8/2015	12	12,115
Total				22,115

Beverages 0.08%

Constellation Brands, Inc.	8.375%	12/15/2014	5	5,066

Containers 0.41%

Brambles USA, Inc.†	3.95%	4/1/2015	25	25,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.03%

TransAlta Corp. (Canada)(a)	4.75%	1/15/2015	$2	$2,023

Financial Services 0.43%

Bank of America Corp.	7.75%	8/15/2015	25	26,470

Investment Management Companies 0.17%

Leucadia National Corp.	8.125%	9/15/2015	10	10,668

Oil 0.49%

Gulf South Pipeline Co. LP†	5.05%	2/1/2015	15	15,209
Woodside Finance Ltd. (Australia)†(a)	4.50%	11/10/2014	15	15,062
Total				30,271

Oil: Crude Producers 0.41%

Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	25	25,624

Oil: Integrated Domestic 0.41%

Texas Gas Transmission LLC	4.60%	6/1/2015	25	25,651

Oil: Integrated International 0.41%

Petrobras International Finance Co. (Luxembourg)(a)	2.875%	2/6/2015	25	25,165

Real Estate Investment Trusts 0.41%

Digital Realty Trust LP	4.50%	7/15/2015	25	25,501
Total Corporate Bonds (cost $223,942)				$223,946

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.66%

Hungary 0.33%

Hungary Government Bond	4.75%	2/3/2015	20	20,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.33%

Republic of Turkey	7.25%	3/15/2015	$20	$20,563
Total Foreign Government Obligations (cost $40,781)				$40,826

REPURCHASE AGREEMENT 6.03%

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $385,000 of U.S. Treasury Note at 0.25% due 10/31/2014; value: $385,481; proceeds: $373,736 (cost $373,736)			374	373,736

Total Short-Term Investments (cost $638,459)				$638,508

Total Investments in Securities 103.25% (cost $6,421,099)				6,402,302

Liabilities in Excess of Other Assets(c) (3.25%)				(201,463)

Net Assets 100.00%				$6,200,839

EUR	euro.
PIK	Payment-in-kind.

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2014.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2014.
(c)	Liabilities in Excess of Other Assets include net unrealized appreciation (depreciation) on futures contracts as follows:

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2014	2	Short	$(236,516)	$723

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2014	7	Long	$1,531,906	$(356)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$851,257	$—	$851,257
Corporate Bonds	—	2,777,251	—	2,777,251
Floating Rate Loans(4)
Aerospace/Defense	—	11,880	3,975	15,855
Apparel	—	4,191	—	4,191
Banks: Money Center	—	3,929	—	3,929
Consumer Products	—	3,812	—	3,812
Energy Equipment & Services	—	7,710	—	7,710
Financial Services	—	6,010	—	6,010
Food	—	11,790	—	11,790
Gaming	—	31,161	—	31,161
Health Care	—	51,358	—	51,358
Health Care Products	—	4,656	—	4,656
Media	—	48,152	—	48,152
Metals & Minerals: Miscellaneous	—	1,013	—	1,013
Services	—	14,546	4,938	19,484
Technology	—	7,919	—	7,919
Telecommunications	—	18,975	—	18,975
Utilities	—	4,025	5,125	9,150
Foreign Government Obligations	—	146,610	—	146,610
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	184,733	—	184,733
Government Sponsored Enterprises Pass-Throughs	—	280,696	—	280,696
Non-Agency Commercial Mortgage-Backed Securities	—	1,470,184	—	1,470,184
U.S. Treasury Obligation	—	72,670	—	72,670
Repurchase Agreement	—	373,736	—	373,736
Total	$—	$6,388,264	$14,038	$6,402,302
Other Financial Instruments
Futures Contracts
Assets	$723	$—	$—	$723
Liabilities	(356)	—	—	(356)
Unfunded Commitments
Assets	—	5	—	5
Liabilities	—	—	—	—
Total	$367	$5	$—	$372

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2014

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of January 1, 2014	$—
Accrued discounts/premiums	(11)
Realized gain (loss)	(5)
Change in unrealized appreciation/depreciation	(73)
Purchases	15,152
Sales	(1,025)
Net transfers in or out of Level 3	—
Balance as of September 30, 2014	$14,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 112.00%

ASSET-BACKED SECURITIES 16.73%

Automobiles 6.39%
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$49	$49,334
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	100	100,151
Ally Auto Receivables Trust 2013-1 A3	0.63%	5/15/2017	605	605,599
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	229	228,965
Ally Auto Receivables Trust 2013-SN1 A3	0.72%	5/20/2016	376	376,672
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	685	685,013
AmeriCredit Automobile Receivables Trust 2012-2 A3	1.05%	10/11/2016	178	178,570
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	890	890,016
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	140	140,246
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	21	21,165
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	1,300	1,301,219
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	38	38,209
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	107	107,226
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	112	112,121
California Republic Auto Receivables Trust 2014-2 A2	0.54%	3/15/2017	410	410,019
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	63	63,034
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	382	382,690
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	362	362,307
Ford Credit Auto Owner Trust 2012-D A3	0.51%	4/15/2017	133	133,309
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	113	112,839
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	360	359,892
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	68	67,597
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	588	588,466
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	550	550,474
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	524	524,401
Hyundai Auto Lease Securitization Trust 2014-A A2†	0.52%	7/15/2016	770	770,335
Hyundai Auto Receivables Trust 2013-A A3	0.56%	7/17/2017	1,080	1,081,127
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	203	203,458
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	332	331,827
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	19	18,981
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%	2/15/2016	880	880,396
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	272	271,657
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	274	273,764
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	860	859,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	$114	$114,374
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	11	10,802
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	679	679,986
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	24	23,625
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	141	141,438
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	206	205,993
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	37	37,160
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	140	140,244
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	186	186,410
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	210	209,943
Total				14,830,936

Credit Cards 5.51%

American Express Credit Account Master Trust 2005-2 A	0.254%#	10/16/2017	500	499,860
American Express Credit Account Master Trust 2012-2 A	0.68%	3/15/2018	550	551,167
American Express Credit Account Master Trust 2014-3 A	1.49%	4/15/2020	355	354,771
Bank of America Credit Card Trust 2014-A3 A	0.444%#	1/15/2020	400	400,316
Barclays Dryrock Issuance Trust 2012-1 A	0.304%#	8/15/2017	500	499,933
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	300	299,933
Chase Issuance Trust 2012-A3	0.79%	6/15/2017	350	350,941
Chase Issuance Trust 2012-A5	0.59%	8/15/2017	875	876,023
Chase Issuance Trust 2013-A5	0.47%	5/15/2017	1,000	1,000,467
Citibank Credit Card Issuance Trust 2003-A7	4.15%	7/7/2017	1,010	1,038,876
Citibank Credit Card Issuance Trust 2004-A8	4.90%	12/12/2016	550	554,933
Citibank Credit Card Issuance Trust 2005-A2	4.85%	3/10/2017	525	535,458
Citibank Credit Card Issuance Trust 2013-A1	0.255%#	4/24/2017	950	949,720
Citibank Credit Card Issuance Trust 2013-A8	0.304%#	12/12/2016	350	350,045
Discover Card Execution Note Trust 2012-A1	0.81%	8/15/2017	1,040	1,041,848
Discover Card Execution Note Trust 2012-A3	0.86%	11/15/2017	1,200	1,203,339
GE Capital Credit Card Master Note Trust 2012-1 A	1.03%	1/15/2018	640	641,081
Synchrony Credit Card Master Note Trust 2010-1 A	3.69%	3/15/2018	450	456,563
Synchrony Credit Card Master Note Trust 2012-5 A	0.95%	6/15/2018	940	942,687
World Financial Network Credit Card Master Trust 2011-A	1.68%	8/15/2018	250	250,107
Total				12,798,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.39%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.355	%#	1/25/2036	$196	$188,585
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.315	%#	5/25/2036	45	41,250
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.245	%#	12/25/2036	143	142,456
Home Equity Asset Trust 2006-6 2A2	0.265	%#	11/25/2036	22	21,607
Home Equity Asset Trust 2006-7 2A2	0.265	%#	1/25/2037	117	115,325
Home Equity Asset Trust 2006-8 2A2	0.265	%#	3/25/2037	245	242,334
New Century Home Equity Loan Trust 2005-A A6	4.954%		8/25/2035	130	127,887
Option One Mortgage Loan Trust 2005-1 A4	0.955	%#	2/25/2035	24	23,427
Total					902,871

Other 4.44%

BlueMountain CLO Ltd. 2014-3A A1†	1.48	%#	10/15/2026	500	498,750
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1†	1.733	%#	10/15/2026	400	400,000
Carlyle Global Market Strategies CLO Ltd. 2014-4A B†	2.683	%#	10/15/2026	325	325,000
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.484	%#	7/17/2023	1,000	994,842
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.734	%#	10/19/2025	200	199,206
Fortress Credit BSL Ltd. 2013-1A A†	1.414	%#	1/19/2025	900	892,503
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704	%#	10/15/2026	425	426,510
Gleneagles CLO Ltd. 2005-1A B†	0.79	%#	11/1/2017	500	494,198
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	100	100,718
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	255	255,446
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	150	149,809
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	100	100,062
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	100	99,965
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	100	98,539
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	250	250,515
HLSS Servicer Advance Receivables Backed Notes 2013-T7 CT7†	2.526%		11/15/2046	500	497,429
HLSS Servicer Advance Receivables Backed Notes 2014-T1 CT1†	1.79%		1/17/2045	200	200,133
Jasper CLO Ltd. 2005-1A A†	0.51	%#	8/1/2017	480	478,433
KKR Financial CLO Corp. 2006-1A C†	1.185	%#	8/25/2018	500	488,299
Meritage Mortgage Loan Trust 2004-2 M3	1.13	%#	1/25/2035	569	540,103
Morgan Stanley ABS Capital I 2006-HE1 A3	0.335	%#	1/25/2036	9	8,600
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%		6/20/2048	100	98,689
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	125	125,552
Octagon Loan Funding Ltd. 2014-1A A1†	1.646	%#	11/18/2026	250	250,598
OZLM VIII Ltd. 2014-8A A1A†	1.715	%#	10/17/2026	410	410,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Student Loan Trust 2010-A 2A†	3.404%#	5/16/2044	$61	$64,766
SLM Student Loan Trust 2011-1 A1	0.675%#	3/25/2026	57	57,447
SLM Student Loan Trust 2012-C A1†	1.254%#	8/15/2023	242	243,232
Venture XVII CLO Ltd. 2014-17A A†	1.764%#	7/15/2026	650	652,387
Venture XVIII CLO Ltd. 2014-18A A†	1.737%#	10/15/2026	500	501,254
Westchester CLO Ltd. 2007-1A A1A†	0.465%#	8/1/2022	401	398,409
Total				10,302,225

Total Asset-Backed Securities (cost $38,825,685)				38,834,100

CORPORATE BONDS 33.61%

Aerospace/Defense 0.00%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	10	10,637

Apparel 0.23%

PVH Corp.	7.75%	11/15/2023	441	531,242

Auto Parts: Original Equipment 0.13%

Hertz Corp. (The)	7.375%	1/15/2021	13	13,780
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	280	297,500
Total				311,280

Automotive 0.23%

Ford Motor Co.	6.375%	2/1/2029	40	47,748
Ford Motor Co.	6.625%	10/1/2028	226	278,591
Ford Motor Co.	7.45%	7/16/2031	150	198,572
Total				524,911

Banks: Money Center 0.09%

BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	201,480
Zions Bancorporation	4.50%	6/13/2023	13	13,636
Total				215,116

Banks: Regional 2.69%

Citigroup, Inc.	5.50%	9/13/2025	779	850,102
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	463	526,990
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	191	217,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033	$374	$417,643
JPMorgan Chase & Co.	3.875%	9/10/2024	1,159	1,137,608
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	344	400,460
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	271	309,211
Morgan Stanley	4.10%	5/22/2023	75	74,874
Morgan Stanley	4.35%	9/8/2026	344	338,868
Morgan Stanley	5.00%	11/24/2025	469	491,114
Regions Financial Corp.	7.75%	11/10/2014	8	8,058
Standard Chartered plc (United Kingdom)†(a)	3.95%	1/11/2023	500	487,486
Wells Fargo & Co.	3.45%	2/13/2023	1,005	988,618
Total				6,248,752

Beverages 0.32%

Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	411	445,935
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	26,122
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	273,540
Total				745,597

Biotechnology Research & Production 0.33%

Amgen, Inc.	6.40%	2/1/2039	618	758,043

Broadcasting 0.15%

Cox Communications, Inc.†	8.375%	3/1/2039	244	348,048

Brokers 0.60%

Jefferies Group LLC	6.875%	4/15/2021	542	634,300
Raymond James Financial, Inc.	8.60%	8/15/2019	601	750,570
Total				1,384,870

Building Materials 0.38%

Building Materials Corp. of America†	7.00%	2/15/2020	277	289,465
Nortek, Inc.	10.00%	12/1/2018	25	26,437
Owens Corning, Inc.	9.00%	6/15/2019	469	573,377
Total				889,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.29%

Expedia, Inc.	4.50%	8/15/2024	$575	$571,006
Expedia, Inc.	5.95%	8/15/2020	51	57,498
Jaguar Holding Co. I PIK†	9.375%	10/15/2017	50	50,625
Total				679,129

Cable Services 0.43%

Time Warner Cable, Inc.	6.55%	5/1/2037	125	158,200
Time Warner Cable, Inc.	7.30%	7/1/2038	619	844,518
Total				1,002,718

Chemicals 0.63%

Alfa SAB de CV (Mexico)†(a)	5.25%	3/25/2024	200	213,800
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	225	240,750
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	141	155,214
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	209,612
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	230	306,617
NewMarket Corp.	4.10%	12/15/2022	135	135,342
Nufarm Australia Ltd. (Australia)†(a)	6.375%	10/15/2019	178	182,450
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	15	15,140
Total				1,458,925

Communications Services 0.01%

CenturyLink, Inc.	6.875%	1/15/2028	34	34,000

Communications Technology 0.18%

Motorola Solutions, Inc.	4.00%	9/1/2024	423	413,733

Computer Software 0.17%

Aspect Software, Inc.	10.625%	5/15/2017	138	137,655
SunGard Data Systems, Inc.	7.375%	11/15/2018	238	245,437
Total				383,092

Construction/Homebuilding 0.18%

Odebrecht Finance Ltd.†	5.25%	6/27/2029	200	195,500
Odebrecht Finance Ltd.†	7.125%	6/26/2042	200	215,200
Total				410,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Products 0.17%

Tupperware Brands Corp.	4.75%	6/1/2021	$375	$398,769

Containers 0.28%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	200	210,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	50	55,250
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	402	375,870
Total				641,120

Data Product, Equipment & Communications 0.20%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	440	464,203

Diversified 0.19%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	443	434,694

Drugs 0.21%

Actavis Funding SCS (Luxembourg)†(a)	3.85%	6/15/2024	289	280,709
CFR International SpA (Chile)†(a)	5.125%	12/6/2022	200	215,708
Total				496,417

Electric: Power 1.24%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	260	252,091
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	100	106,014
DPL, Inc.	7.25%	10/15/2021	304	315,400
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	411	481,113
Entergy Corp.	5.125%	9/15/2020	467	513,724
Exelon Generation Co. LLC	4.25%	6/15/2022	190	196,130
Indiantown Cogeneration LP	9.77%	12/15/2020	114	130,299
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	209,500
PPL Energy Supply LLC	4.60%	12/15/2021	64	60,708
PPL WEM Holdings Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	442	496,854
Red Oak Power LLC	8.54%	11/30/2019	92	100,562
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,147
Total				2,877,542

Electrical: Household 0.03%

Energizer Holdings, Inc.	4.70%	5/19/2021	70	72,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.14%

PerkinElmer, Inc.	5.00%	11/15/2021	$294	$317,127

Energy Equipment & Services 0.73%

Cameron International Corp.	7.00%	7/15/2038	166	218,321
Energy Transfer Partners LP	6.625%	10/15/2036	83	96,370
Energy Transfer Partners LP	7.50%	7/1/2038	464	592,792
Energy Transfer Partners LP	9.00%	4/15/2019	308	386,317
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	397,431
Total				1,691,231

Engineering & Contracting Services 0.14%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	320	313,055

Entertainment 0.42%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	100	106,000
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	198	209,633
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	150	155,531
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	112	120,400
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	355	383,400
Total				974,964

Financial Services 3.39%

Air Lease Corp.	3.875%	4/1/2021	131	132,965
Air Lease Corp.	4.25%	9/15/2024	229	225,851
Air Lease Corp.	4.75%	3/1/2020	156	166,140
Bank of America Corp.	4.20%	8/26/2024	653	648,133
Bank of America Corp.	5.875%	1/5/2021	885	1,016,427
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	284	290,235
General Electric Capital Corp.	6.75%	3/15/2032	1,209	1,598,470
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	199	211,437
Lender Processing Services, Inc.	5.75%	4/15/2023	681	715,050
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	205	213,186
Rio Oil Finance Trust Series 2014-1†	6.25%	7/6/2024	200	206,603
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	791	1,025,334
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	754	785,335
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	279	284,580
Western Union Co. (The)	3.35%	5/22/2019	335	344,548
Total				7,864,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.45%

Moody’s Corp.	4.50%	9/1/2022	$329	$347,484
Moody’s Corp.	5.50%	9/1/2020	196	220,931
NASDAQ OMX Group, Inc. (The)	4.25%	6/1/2024	131	131,377
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	306	337,931
Total				1,037,723

Food 0.50%

Big Heart Pet Brands	7.625%	2/15/2019	311	309,445
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	300	288,750
Flowers Foods, Inc.	4.375%	4/1/2022	135	143,102
JBS Investments GmbH (Austria)†(a)	7.25%	4/3/2024	250	255,625
US Foods, Inc.	8.50%	6/30/2019	158	167,678
Total				1,164,600

Gaming 0.33%

CCM Merger, Inc.†	9.125%	5/1/2019	213	225,780
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	261	261,000
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	255	270,937
Total				757,717

Health Care Services 0.86%

DaVita HealthCare Partners, Inc.	6.625%	11/1/2020	348	366,053
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	562	598,530
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	295	309,750
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	87	88,958
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	389	407,477
Senior Housing Properties Trust	6.75%	12/15/2021	200	231,105
Total				2,001,873

Household Equipment/Products 0.13%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	300	310,875

Industrial Products 0.15%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	190,766
Mueller Water Products, Inc.	7.375%	6/1/2017	162	165,443
Total				356,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.50%

CNO Financial Group, Inc.†	6.375%	10/1/2020	$234	$249,210
Markel Corp.	7.125%	9/30/2019	142	169,309
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	456	466,556
Willis North America, Inc.	7.00%	9/29/2019	240	280,237
Total				1,165,312

Investment Management Companies 0.25%

Lazard Group LLC	6.85%	6/15/2017	180	202,935
Nuveen Investments, Inc.†	9.125%	10/15/2017	356	382,700
Total				585,635

Leasing 0.41%

Aviation Capital Group Corp.†	6.75%	4/6/2021	248	282,720
Aviation Capital Group Corp.†	7.125%	10/15/2020	576	668,525
Total				951,245

Leisure 0.48%

Carnival plc	7.875%	6/1/2027	277	347,055
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	480	549,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	211	224,979
Total				1,121,634

Lodging 0.77%

Host Hotels & Resorts LP	5.25%	3/15/2022	902	993,112
Hyatt Hotels Corp.†	6.875%	8/15/2019	369	425,241
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	300	292,674
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	83	79,680
Total				1,790,707

Machinery: Agricultural 0.29%

Lorillard Tobacco Co.	6.875%	5/1/2020	181	212,476
Lorillard Tobacco Co.	8.125%	6/23/2019	292	357,567
Lorillard Tobacco Co.	8.125%	5/1/2040	78	106,343
Total				676,386

Machinery: Industrial/Specialty 0.09%

Honghua Group Ltd. (China)†(a)	7.45%	9/25/2019	200	196,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services 0.02%

National Oilwell Varco, Inc.	6.125%	8/15/2015	$42	$42,037

Manufacturing 0.12%

Hillenbrand, Inc.	5.50%	7/15/2020	125	135,752
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	139	149,946
Total				285,698

Media 0.91%

21st Century Fox America, Inc.	6.20%	12/15/2034	106	129,112
21st Century Fox America, Inc.	6.90%	8/15/2039	444	572,400
Discovery Communications LLC	6.35%	6/1/2040	161	194,093
Gannett Co., Inc.	7.125%	9/1/2018	67	69,596
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	300	309,000
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	184	187,169
Time Warner, Inc.	7.625%	4/15/2031	471	637,401
Videotron Ltd. (Canada)(a)	9.125%	4/15/2018	11	11,396
Total				2,110,167

Metals & Minerals: Miscellaneous 0.31%

Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	267	257,016
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	221	230,178
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	234	238,095
Total				725,289

Natural Gas 0.75%

Bill Barrett Corp.	7.625%	10/1/2019	219	227,212
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	450	473,625
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	199,801
Kinder Morgan, Inc.	7.75%	1/15/2032	141	173,783
Kinder Morgan, Inc.	7.80%	8/1/2031	166	201,690
Sabine Pass LNG LP	6.50%	11/1/2020	142	146,970
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,122
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	87	115,444
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	190,500
Total				1,731,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.91%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	$250	$239,375
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	77	93,199
Chaparral Energy, Inc.	8.25%	9/1/2021	164	176,300
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.082%	12/30/2023	76	77,513
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	137	139,976
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	101,750
Ecopetrol SA (Colombia)(a)	5.875%	9/18/2023	250	276,562
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	133	133,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	600	643,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	242	255,915
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	50	52,438
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	131	141,152
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	102,664
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	36	37,080
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	200	207,500
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	145	76,125
Petroleos de Venezuela SA (Venezuela)†(a)	8.50%	11/2/2017	170	134,300
Petroleos Mexicanos (Mexico)†(a)	6.375%	1/23/2045	80	90,664
Pioneer Energy Services Corp.†	6.125%	3/15/2022	82	81,385
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	616	605,827
SEACOR Holdings, Inc.	7.375%	10/1/2019	138	153,180
Valero Energy Corp.	10.50%	3/15/2039	202	329,851
Whiting Petroleum Corp.	6.50%	10/1/2018	275	284,625
Total				4,433,881

Oil: Crude Producers 1.71%

Enbridge Energy Partners LP	9.875%	3/1/2019	445	577,072
Enterprise Products Operating LLC	7.55%	4/15/2038	311	426,482
Kerr-McGee Corp.	7.125%	10/15/2027	142	184,483
Kerr-McGee Corp.	7.875%	9/15/2031	149	206,889
Plains Exploration & Production Co.	6.125%	6/15/2019	71	77,922
Plains Exploration & Production Co.	6.75%	2/1/2022	406	450,660
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	115	120,175
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	160	167,200
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	26,031
Ruby Pipeline LLC†	6.00%	4/1/2022	452	501,994
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	200	210,750
Southeast Supply Header LLC†	4.25%	6/15/2024	161	164,488
Southern Star Central Corp.†	5.125%	7/15/2022	262	261,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	7.875%	10/15/2018	135	140,991
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	420	444,150
Total				3,960,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.67%

El Paso Pipeline Partners Operating Co. LLC	7.50%	11/15/2040	$175	$222,508
Kinder Morgan Energy Partners LP	5.40%	9/1/2044	365	360,237
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	45	52,654
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	201	240,497
Rowan Cos., Inc.	7.875%	8/1/2019	555	671,710
Total				1,547,606

Oil: Integrated International 1.01%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	925	1,039,111
Petrobras International Finance Co. (Luxembourg)(a)	6.875%	1/20/2040	2	2,085
Transocean, Inc.	6.375%	12/15/2021	450	479,353
Weatherford International Ltd.	9.875%	3/1/2039	452	699,133
YPF SA (Argentina)†(a)	8.75%	4/4/2024	110	112,475
Total				2,332,157

Paper & Forest Products 0.58%

Georgia-Pacific LLC	8.875%	5/15/2031	823	1,234,908
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	102,597
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	10	10,038
Total				1,347,543

Real Estate Investment Trusts 1.18%

China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	320	300,260
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	203,500
EPR Properties	5.25%	7/15/2023	327	344,384
EPR Properties	7.75%	7/15/2020	369	446,484
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	548	610,995
Hospitality Properties Trust	4.65%	3/15/2024	125	126,910
Iron Mountain, Inc.	8.375%	8/15/2021	258	268,965
Kilroy Realty LP	6.625%	6/1/2020	379	446,234
Total				2,747,732

Retail 1.00%

Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	375	356,250
DBP Holding Corp.†	7.75%	10/15/2020	115	101,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

El Puerto de Liverpool SAB de CV (Mexico)†(a)(b)	3.95%	10/2/2024	$230	$228,275
Family Dollar Stores, Inc.	5.00%	2/1/2021	236	245,281
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	126	128,835
QVC, Inc.†	7.375%	10/15/2020	1,187	1,264,832
Total				2,324,673

Savings & Loan 0.23%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	455	525,502

Steel 0.42%

Allegheny Technologies, Inc.	5.875%	8/15/2023	320	337,508
Allegheny Technologies, Inc.	9.375%	6/1/2019	290	354,356
GTL Trade Finance, Inc.†	7.25%	4/16/2044	200	204,000
Valmont Industries, Inc.	6.625%	4/20/2020	75	88,463
Total				984,327

Technology 0.33%

Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	310	313,682
VeriSign, Inc.	4.625%	5/1/2023	456	442,320
Total				756,002

Telecommunications 1.48%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	225	231,188
Block Communications, Inc.†	7.25%	2/1/2020	20	20,850
Consolidated Communications Finance Co.	10.875%	6/1/2020	312	359,970
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	200,100
ENTEL Chile SA (Chile)†(a)	4.75%	8/1/2026	280	280,579
Frontier Communications Corp.	9.25%	7/1/2021	393	450,476
GTE Corp.	6.94%	4/15/2028	785	961,138
Intelsat Jackson Holdings SA (Luxembourg)(a)	8.50%	11/1/2019	158	165,651
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	191,500
Turk Telekomunikasyon AS (Turkey)†(a)	4.875%	6/19/2024	600	577,926
Total				3,439,378

Tobacco 0.34%

Altria Group, Inc.	9.95%	11/10/2038	476	789,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.39%

Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	$150	$157,313
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	211,548
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	481	539,841
Total				908,702

Utilities 0.68%

Aquarion Co.†	4.00%	8/15/2024	500	490,285
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	384,747
Public Service Co. of New Mexico	7.95%	5/15/2018	179	213,704
Williams Cos., Inc. (The)	8.75%	3/15/2032	388	493,585
Total				1,582,321

Utilities: Electrical 0.18%

Tennessee Valley Authority	3.50%	12/15/2042	440	411,587
Total Corporate Bonds (cost $76,839,801)				77,997,995

FOREIGN GOVERNMENT OBLIGATIONS 2.46%

Bermuda 0.05%

Government of Bermuda†	5.603%	7/20/2020	100	110,000

Brazil 0.17%

Federal Republic of Brazil(a)	4.25%	1/7/2025	200	198,250
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	189,000
Total				387,250

Croatia 0.09%

Croatia Government Bond†(a)	6.00%	1/26/2024	200	214,250

Dominican Republic 0.09%

Dominican Republic†(a)	6.60%	1/28/2024	200	215,000

El Salvador 0.12%

Republic of Salvador†(a)	6.375%	1/18/2027	274	275,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gabon 0.09%

Gabonese Republic†(a)	6.375%	12/12/2024	$200	$214,000

Ghana 0.09%

Republic of Ghana†(a)	7.875%	8/7/2023	200	201,500

Honduras 0.09%

Honduras Government†(a)	7.50%	3/15/2024	200	216,000

Hungary 0.08%

Hungary Government Bond(a)	5.375%	3/25/2024	168	177,660
Hungary Government Bond(a)	5.75%	11/22/2023	2	2,178
Total				179,838

Indonesia 0.27%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	200	185,500
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	207,000
Republic of Indonesia†(a)	6.75%	1/15/2044	200	234,500
Total				627,000

Mexico 0.26%

United Mexican States(a)	4.00%	10/2/2023	324	335,259
United Mexican States(a)	5.55%	1/21/2045	243	270,580
Total				605,839

Panama 0.12%

Republic of Panama(a)	4.00%	9/22/2024	200	200,500
Republic of Panama(a)	6.70%	1/26/2036	64	78,880
Total				279,380

Philippines 0.17%

Republic of Philippines(a)	7.50%	9/25/2024	200	258,750
Republic of Philippines(a)	9.50%	10/21/2024	92	134,550
Total				393,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Romania 0.04%

Romania Government Bond†(a)	6.125%	1/22/2044	$78	$89,824

Russia 0.09%

Russia Eurobonds†(a)	4.875%	9/16/2023	200	198,250

Slovenia 0.09%

Republic of Slovenia†(a)	5.25%	2/18/2024	200	214,000

South Africa 0.09%

Republic of South Africa(a)	5.875%	9/16/2025	200	220,600

Turkey 0.20%

Republic of Turkey(a)	5.625%	3/30/2021	440	469,700

Uruguay 0.19%

Republic of Uruguay(a)	4.50%	8/14/2024	415	435,750

Venezuela 0.07%

Republic of Venezuela(a)	9.375%	1/13/2034	261	173,565

Total Foreign Government Obligations (cost $5,719,531)				5,720,416

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.73%

Federal Home Loan Mortgage Corp. K027 A2	2.637%	1/25/2023	950	939,149
Federal Home Loan Mortgage Corp. K035 A2	3.458%	8/25/2023	82	85,526
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	317	311,090
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	265	263,257
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	87	87,062

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,666,228)				1,686,084

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.43%

Federal Home Loan Mortgage Corp.	2.159%#	6/1/2043	1,517	1,535,670
Federal Home Loan Mortgage Corp.	3.16%#	7/1/2044	681	700,458
Federal Home Loan Mortgage Corp.	3.221%#	6/1/2044	891	923,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	$801	$850,538
Federal National Mortgage Assoc.	3.00%	10/1/2043	2,734	2,699,776
Federal National Mortgage Assoc. (c)	3.50%	TBA	16,575	16,921,992
Federal National Mortgage Assoc.(c)	4.00%	TBA	8,170	8,610,286
Federal National Mortgage Assoc.(c)	4.50%	TBA	5,880	6,328,579
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 7/1/2036	466	521,122
Government National Mortgage Assoc.(c)	4.00%	TBA	5,660	5,998,715

Total Government Sponsored Enterprises Pass-Throughs (cost $44,857,639)				45,090,670

MUNICIPAL BONDS 1.79%

Education 0.07%

Univ of California Bd of Regs	6.27%	5/15/2031	135	149,854

Electric Revenue Bonds 0.14%

American Municipal Power, Inc.	7.834%	2/15/2041	225	322,540

Miscellaneous 0.83%

Chicago, IL	6.845%	1/1/2038	235	261,743
Dallas Convention Center Hotel	7.088%	1/1/2042	450	570,339
Miami Dade Cnty, FL	6.91%	7/1/2039	65	72,902
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	460	502,651
Southern California Metro Wtr	6.538%	7/1/2039	155	176,354
Southern California Metro Wtr	6.947%	7/1/2040	45	53,284
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	175	193,800
Washington St Convention & Tra	6.79%	7/1/2040	80	97,344
Total				1,928,417

Power 0.21%

Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	30	34,580
Municipal Elec Auth of Georgia	7.055%	4/1/2057	395	442,969
Total				477,549

Toll Roads 0.29%

Metropolitan Washington Arpt	7.462%	10/1/2046	230	309,338
North Texas Tollway Auth	8.91%	2/1/2030	305	365,503
Total				674,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation 0.11%

Clark Cnty, NV	6.881%	7/1/2042	$235	$264,840

Water/Sewer 0.14%

Chicago, IL	6.742%	11/1/2040	150	190,854
New York City Muni Wtr Fin Auth	5.79%	6/15/2041	45	49,548
New York City Muni Wtr Fin Auth	6.491%	6/15/2042	80	92,397
Total				332,799

Total Municipal Bonds (cost $3,987,530)				4,150,840

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.72%

BBCMS Trust 2013-TYSN E†	3.708%	9/5/2032	500	479,187
Bear Stearns ALT-A Trust 2004-8 1A	0.855%#	9/25/2034	135	131,877
Commercial Mortgage Pass-Through Certificates 2013-CR13 A4	4.194%	11/10/2023	355	379,079
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%	1/10/2046	270	267,212
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	593	576,812
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	1.323%#	8/10/2047	766	63,444
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	165	179,193
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.354%#	12/20/2054	46	46,007
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%	12/10/2030	900	859,066
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	103	107,122
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%	2/15/2047	76	78,556
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A3	3.669%	4/15/2047	210	217,886
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.049%#	6/15/2038	240	258,011
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	14	13,522
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	31	30,398
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	38	34,272
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.326%#	2/15/2046	45	45,202
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3	3.669%	2/15/2047	450	467,584
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	82	73,842
Sequoia Mortgage Trust 2013-2 A1	1.874%	2/25/2043	107	96,728
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	109	108,712
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	114	113,469
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	18	17,869
UBS-BAMLL Trust 2012-WRM E†	4.238%#	6/10/2030	595	558,571
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	200	209,502
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	370	334,483
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.438%#	7/15/2046	364	338,147
WF-RBS Commercial Mortgage Trust 2014-C20 A3	3.635%	5/15/2047	209	216,186

Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,256,300)				6,301,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 34.53%

U.S. Treasury Bond	3.375%	5/15/2044	$5,052	$5,216,978
U.S. Treasury Note	0.25%	4/15/2016	25,455	25,406,763
U.S. Treasury Note	0.375%	3/15/2015	7,173	7,184,068
U.S. Treasury Note	0.50%	7/31/2017	9,169	9,031,107
U.S. Treasury Note	0.875%	4/15/2017	6,995	6,995,819
U.S. Treasury Note	0.875%	9/15/2016	2,061	2,072,391
U.S. Treasury Note	1.25%	11/30/2018	8,830	8,709,276
U.S. Treasury Note	1.625%	8/31/2019	13,755	13,662,044
U.S. Treasury Note	1.75%	9/30/2019	720	719,072
U.S. Treasury Note	2.125%	12/31/2015	1,124	1,150,432

Total U.S. Treasury Obligations (cost $80,172,051)				80,147,950

Total Long-Term Investments (cost $258,324,765)				$259,929,994

SHORT-TERM INVESTMENT 4.88%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2014, Zero Coupon due 10/1/2014 with Fixed Income Clearing Corp. collateralized by $11,595,000 of U.S. Treasury Note at 1.75% due 9/30/2019; value: $11,566,013; proceeds: $11,336,442 (cost $11,336,442)			11,336	11,336,442

Total Investments in Securities 116.88% (cost $269,661,207)				271,266,436

Liabilities in Excess of Cash and Other Assets (16.88%)				(39,184,269)

Net Assets 100.00%				$232,082,167

PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$38,834,100	$—	$38,834,100
Corporate Bonds	—	77,997,995	—	77,997,995
Foreign Government Obligations	—	5,720,416	—	5,720,416
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,686,084	—	1,686,084
Government Sponsored Enterprises Pass-Throughs	—	45,090,670	—	45,090,670
Municipal Bonds	—	4,150,840	—	4,150,840
Non-Agency Commercial Mortgage-Backed Securities	—	6,301,939	—	6,301,939
U.S. Treasury Obligations	—	80,147,950	—	80,147,950
Repurchase Agreement	—	11,336,442	—	11,336,442
Total	$—	$271,266,436	$—	$271,266,436

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value
COMMON STOCKS 101.92%

Aerospace & Defense 0.79%

Esterline Technologies Corp.*	25	$2,782

Airlines 1.59%

American Airlines Group, Inc.	76	2,696
Spirit Airlines, Inc.*	42	2,904
Total		5,600

Auto Components 0.40%

Tenneco, Inc.*	27	1,412

Banks 12.48%

Bank of Hawaii Corp.	67	3,806
CIT Group, Inc.	90	4,136
Citizens Financial Group, Inc.*	152	3,560
City National Corp.	29	2,195
Comerica, Inc.	113	5,634
East West Bancorp, Inc.	131	4,454
First Republic Bank	61	3,012
PacWest Bancorp	165	6,803
Signature Bank*	43	4,819
Western Alliance Bancorp*	230	5,497
Total		43,916

Building Products 0.47%

Fortune Brands Home & Security, Inc.	40	1,644

Capital Markets 2.75%

Ares Management LP	203	3,553
Moelis & Co.	55	1,878
Raymond James Financial, Inc.	79	4,233
Total		9,664

Chemicals 1.17%

Albemarle Corp.	70	4,123

Construction & Engineering 1.43%

Jacobs Engineering Group, Inc.*	103	5,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value
Containers & Packaging 3.77%

Berry Plastics Group, Inc.*	173	$4,367
Rock-Tenn Co. Class A	106	5,043
Sealed Air Corp.	110	3,837
Total		13,247

Electric: Utilities 2.75%

ITC Holdings Corp.	134	4,775
Portland General Electric Co.	153	4,914
Total		9,689

Electronic Equipment, Instruments & Components 0.80%

Amphenol Corp. Class A	28	2,796

Energy Equipment & Services 4.10%

Bristow Group, Inc.	54	3,629
Frank’s International NV (Netherlands)(a)	107	2,001
Gulfmark Offshore, Inc. Class A	88	2,759
Helix Energy Solutions Group, Inc.*	144	3,176
Superior Energy Services, Inc.	87	2,860
Total		14,425

Food Products 2.26%

Bunge Ltd.	34	2,864
Pinnacle Foods, Inc.	156	5,093
Total		7,957

Health Care Providers & Services 4.76%

Community Health Systems, Inc.*	99	5,424
ExamWorks Group, Inc.*	117	3,832
MEDNAX, Inc.*	68	3,728
Team Health Holdings, Inc.*	65	3,769
Total		16,753

Hotels, Restaurants & Leisure 2.26%

Bloomin’ Brands, Inc.*	161	2,953
Red Robin Gourmet Burgers, Inc.*	37	2,105
Sonic Corp.*	130	2,907
Total		7,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value
Household Durables 2.61%

Jarden Corp.*	106	$6,371
Lennar Corp. Class A	72	2,796
Total		9,167

Information Technology Services 7.69%

Acxiom Corp.*	158	2,615
Amdocs Ltd.	77	3,533
Cardtronics, Inc.*	83	2,921
Fidelity National Information Services, Inc.	88	4,954
iGATE Corp.*	144	5,288
Sapient Corp.*	200	2,800
Vantiv, Inc. Class A*	160	4,944
Total		27,055

Insurance 5.44%

Arch Capital Group Ltd.*	53	2,900
Everest Re Group Ltd.	12	1,944
Hartford Financial Services Group, Inc. (The)	92	3,427
HCC Insurance Holdings, Inc.	133	6,423
Markel Corp.*	7	4,453
Total		19,147

Internet Software & Services 2.36%

Akamai Technologies, Inc.*	139	8,312

Leisure Product 0.84%

Brunswick Corp.	70	2,950

Life Sciences Tools & Services 2.98%

PerkinElmer, Inc.	128	5,581
Quintiles Transnational Holdings, Inc.*	88	4,908
Total		10,489

Machinery 4.90%

Joy Global, Inc.	59	3,218
Rexnord Corp.*	100	2,845
Snap-on, Inc.	34	4,117
WABCO Holdings, Inc.*	33	3,001
Xylem, Inc.	114	4,046
Total		17,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value
Media 1.56%

AMC Networks, Inc. Class A*	31	$1,811
New York Times Co. (The) Class A	328	3,680
Total		5,491

Metals & Mining 3.06%

Allegheny Technologies, Inc.	135	5,009
Carpenter Technology Corp.	3	135
Reliance Steel & Aluminum Co.	82	5,609
Total		10,753

Multi-Utilities 1.32%

CMS Energy Corp.	156	4,627

Oil, Gas & Consumable Fuels 2.08%

Cimarex Energy Co.	14	1,771
EQT Corp.	31	2,838
Rice Energy, Inc.*	102	2,713
Total		7,322

Pharmaceuticals 1.10%

Actavis plc*	16	3,861

Professional Services 1.06%

Robert Half International, Inc.	76	3,724

Real Estate Investment Trusts 5.65%

American Campus Communities, Inc.	105	3,827
BioMed Realty Trust, Inc.	193	3,899
Camden Property Trust	74	5,071
DDR Corp.	203	3,396
Highwoods Properties, Inc.	95	3,696
Total		19,889

Real Estate Management & Development 0.83%

Realogy Holdings Corp.*	78	2,902

Road & Rail 3.32%

Genesee & Wyoming, Inc. Class A*	44	4,194
Ryder System, Inc.	83	7,467
Total		11,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2014

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 3.96%

Lam Research Corp.	30	$2,241
Marvell Technology Group Ltd.	504	6,794
Synaptics, Inc.*	67	4,904
Total		13,939

Software 0.84%

Rovi Corp.*	149	2,942

Specialty Retail 3.96%

CST Brands, Inc.	78	2,804
Genesco, Inc.*	42	3,140
Men’s Wearhouse, Inc. (The)	72	3,400
Penske Automotive Group, Inc.	41	1,664
Urban Outfitters, Inc.*	80	2,936
Total		13,944

Textiles, Apparel & Luxury Goods 0.76%

PVH Corp.	22	2,665

Thrifts & Mortgage Finance 1.22%

Essent Group Ltd.*	200	4,282

Trading Companies & Distributors 1.04%

United Rentals, Inc.*	33	3,666

Water Utilities 1.56%

American Water Works Co., Inc.	114	5,498

Total Investments in Common Stock 101.92% (cost $326,260)		358,515

Liabilities in Excess of Cash and Other Assets (1.92)%		(6,755)

Net Assets 100%		$351,760

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$358,515	$—	$—	$358,515
Total	$358,515	$—	$—	$358,515

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following thirteen portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of September 30, 2014, only Bond Debenture had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Bond Debenture and Short Duration Income may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price. As of September 30, 2014, only Bond Debenture had an open reverse repurchase agreement.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls-Bond Debenture and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Schedule of Investments (unaudited)(continued)

(j)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2014, Short Duration Income had the following unfunded loan commitment:

Security Name
Level 3 Financing, Inc. Bridge Term Loan	$2,000

(k)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture entered into forward foreign currency exchange contracts during the period ended September 30, 2014 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture and Short Duration Income entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended September 30, 2014 (as described in note 2(e)) to hedge against changes in interest rates and to manage cash. Bond Debenture and Short Duration Income bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2014, Bond Debenture, Calibrated Dividend Growth and Short Duration Income had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio		Calibrated Dividend Growth Portfolio
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Equity Index Contracts
Forward Foreign Currency Exchange Contracts	—	$67,252	—
Futures Contracts	$171,836	—	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$3,248	—
Futures Contracts	—	—	$5,082

	Short Duration Income Portfolio
	Interest Rate
Asset Derivatives	Contracts
Futures Contracts	$723
Liability Derivatives
Futures Contracts	$356

Notes to Schedule of Investments (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of September 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$854,167,506	$106,297,166	$33,171,751
Gross unrealized gain	36,919,722	10,088,917	11,112,739
Gross unrealized loss	(11,356,154)	(1,146,619)	(675,920)
Net unrealized security gain	$25,563,568	$8,942,298	$10,436,819

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$16,107,106	$415,675,240	$830,869,031
Gross unrealized gain	753,107	36,568,618	76,693,705
Gross unrealized loss	(668,699)	(7,044,600)	(13,161,628)
Net unrealized security gain	$84,408	$29,524,018	$63,532,077

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$82,025,090	$46,788,815	$46,407,343
Gross unrealized gain	7,126,292	2,137,372	5,624,502
Gross unrealized loss	(1,773,052)	(2,377,188)	(3,331,027)
Net unrealized security gain (loss)	$5,353,240	$(239,816)	$2,293,475

	Mid Cap Stock	Short Duration Income	Total Return
Tax cost	$345,743,883	$6,421,099	$270,164,376
Gross unrealized gain	69,828,953	10,818	1,808,826
Gross unrealized loss	(7,089,009)	(29,615)	(706,766)
Net unrealized security gain (loss)	$62,739,944	$(18,797)	$1,102,060

Value Opportunities
Tax cost	$326,487
Gross unrealized gain	44,485
Gross unrealized loss	(12,457)
Net unrealized security gain	$32,028

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014